Vanguard® Institutional Intermediate-Term Bond Fund
Schedule of Investments (unaudited)
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (58.4%)
U.S. Government Securities (30.5%)
	United States Treasury Note/Bond	0.125%	10/31/22	500,000	499,844
	United States Treasury Note/Bond	0.125%	11/30/22	500,000	499,766
	United States Treasury Note/Bond	1.375%	2/15/23	135,000	137,595
	United States Treasury Note/Bond	0.125%	2/28/23	500,000	499,453
	United States Treasury Note/Bond	0.500%	3/15/23	380,000	381,900
	United States Treasury Note/Bond	0.250%	4/15/23	450,000	450,281
	United States Treasury Note/Bond	0.125%	4/30/23	150,000	149,742
	United States Treasury Note/Bond	0.125%	5/15/23	150,000	149,695
	United States Treasury Note/Bond	0.125%	5/31/23	400,000	399,188
	United States Treasury Note/Bond	0.250%	6/15/23	400,000	400,062
	United States Treasury Note/Bond	0.125%	9/15/23	250,000	249,102
	United States Treasury Note/Bond	0.125%	10/15/23	500,000	497,891
	United States Treasury Note/Bond	0.250%	11/15/23	500,000	499,219
	United States Treasury Note/Bond	0.125%	2/15/24	150,000	149,039
[1]	United States Treasury Note/Bond	0.250%	3/15/24	800,000	796,875
	United States Treasury Note/Bond	0.375%	4/15/24	700,000	699,125
	United States Treasury Note/Bond	0.250%	5/15/24	100,000	99,469
	United States Treasury Note/Bond	0.250%	6/15/24	790,000	785,186
	United States Treasury Note/Bond	1.500%	11/30/24	100,000	103,187
[2]	United States Treasury Note/Bond	1.750%	12/31/24	75,000	78,047
	United States Treasury Note/Bond	1.375%	1/31/25	300,000	308,250
	United States Treasury Note/Bond	0.500%	3/31/25	100,000	99,500
	United States Treasury Note/Bond	0.250%	7/31/25	200,000	196,187
	United States Treasury Note/Bond	0.250%	8/31/25	300,000	293,953
	United States Treasury Note/Bond	0.250%	9/30/25	300,000	293,672
	United States Treasury Note/Bond	0.250%	10/31/25	500,000	488,828
	United States Treasury Note/Bond	0.500%	2/28/26	150,000	147,703
	United States Treasury Note/Bond	2.250%	3/31/26	100,000	106,562
	United States Treasury Note/Bond	0.875%	6/30/26	300,000	299,859
	United States Treasury Note/Bond	1.625%	11/30/26	175,000	181,180
[3]	United States Treasury Note/Bond	0.625%	3/31/27	150,000	146,742
	United States Treasury Note/Bond	2.250%	5/15/41	25,000	26,016
	United States Treasury Note/Bond	3.000%	2/15/47	40,000	47,494
					10,160,612
Agency Bonds and Notes (0.1%)
	Federal Home Loan Banks	3.125%	6/13/25	6,300	6,897
	Federal Home Loan Banks	3.125%	9/12/25	7,050	7,742
	Federal Home Loan Banks	2.500%	12/10/27	8,450	9,142
	Federal Home Loan Banks	3.250%	6/9/28	2,100	2,380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Federal National Mortgage Assn.	0.000%	1/15/30	4,900	4,271
[5]	Tennessee Valley Authority	2.875%	2/1/27	1,280	1,400
					31,832
Conventional Mortgage-Backed Securities (26.8%)
[4,5]	Fannie Mae Pool	3.000%	3/1/43–1/1/50	25,555	26,747
[4,5]	Fannie Mae Pool	3.500%	7/1/47–2/1/50	45,465	47,487
[4,5]	Fannie Mae Pool	5.000%	10/1/49	1,035	1,108
[4,5]	Freddie Mac Gold Pool	2.000%	9/1/28–1/1/32	3,449	3,569
[4,5]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/47	15,740	16,535
[4,5]	Freddie Mac Gold Pool	3.000%	2/1/27–11/1/49	105,773	111,619
[4,5]	Freddie Mac Gold Pool	3.500%	12/1/25–2/1/50	174,863	184,533
[4,5]	Freddie Mac Gold Pool	4.000%	5/1/24–12/1/49	49,115	52,715
[4,5]	Freddie Mac Gold Pool	4.500%	1/1/22–11/1/49	49,596	54,566
[4,5]	Freddie Mac Gold Pool	5.000%	2/1/23–2/1/50	14,238	15,877
[4,5]	Freddie Mac Gold Pool	5.500%	2/1/32–8/1/40	16,867	19,201
[4,5]	Freddie Mac Gold Pool	6.000%	10/1/27–5/1/40	13,020	15,334
[4,5]	Freddie Mac Gold Pool	6.500%	2/1/29–9/1/39	6,037	6,933
[4,5]	Freddie Mac Gold Pool	7.000%	5/1/28–6/1/38	1,229	1,389
[4,5]	Freddie Mac Gold Pool	7.500%	3/1/30–5/1/38	1,588	1,843
[4,5]	Freddie Mac Gold Pool	8.000%	4/1/30–7/1/30	7	8
[5,6]	Ginnie Mae I Pool	2.500%	1/15/43–7/15/51	200,196	207,142
[5,6]	Ginnie Mae I Pool	3.000%	3/20/27–7/15/51	328,607	345,217
[5]	Ginnie Mae I Pool	3.500%	1/15/42–3/20/50	388,853	414,975
[5]	Ginnie Mae I Pool	4.000%	2/20/34–12/20/49	128,102	137,722
[5]	Ginnie Mae I Pool	4.500%	3/20/33–11/20/49	227,027	244,046
[5]	Ginnie Mae I Pool	5.000%	9/15/33–11/20/49	31,734	35,208
[5]	Ginnie Mae I Pool	5.500%	3/15/31–3/20/41	7,242	8,321
[5]	Ginnie Mae I Pool	6.000%	12/15/28–9/20/41	6,365	7,337
[5]	Ginnie Mae I Pool	6.500%	12/15/27–7/20/39	1,982	2,266
[5]	Ginnie Mae I Pool	7.000%	8/15/24–11/15/31	107	118
[5]	Ginnie Mae I Pool	7.500%	4/15/31–3/15/32	33	39
[5]	Ginnie Mae I Pool	8.000%	4/15/30–10/15/30	31	35
[5]	Ginnie Mae I Pool	8.500%	7/15/30	10	12
[5,6]	Ginnie Mae II Pool	2.000%	7/15/51	309,000	314,601
[4,5,6]	UMBS Pool	1.500%	7/25/36–7/25/51	244,500	243,980
[4,5,6]	UMBS Pool	2.000%	5/1/28–8/25/51	2,182,115	2,202,458
[4,5,6]	UMBS Pool	2.500%	9/1/27–8/25/51	1,573,821	1,630,177
[4,5,6]	UMBS Pool	3.000%	8/1/21–8/25/51	901,427	943,996
[4,5]	UMBS Pool	3.500%	1/1/22–1/1/51	655,488	697,903
[4,5]	UMBS Pool	4.000%	3/1/24–7/1/49	457,903	489,701
[4,5]	UMBS Pool	4.500%	5/1/23–4/1/50	155,095	169,361
[4,5]	UMBS Pool	5.000%	12/1/22–10/1/49	69,512	78,183
[4,5]	UMBS Pool	5.500%	2/1/22–5/1/44	130,360	152,769
[4,5]	UMBS Pool	6.000%	3/1/22–7/1/41	38,372	45,368
[4,5]	UMBS Pool	6.500%	7/1/29–6/1/40	5,625	6,470
[4,5]	UMBS Pool	7.000%	9/1/28–12/1/38	2,128	2,456
[4,5]	UMBS Pool	7.500%	8/1/30–6/1/32	129	152
[4,5]	UMBS Pool	8.000%	7/1/30–1/1/31	8	10
[4,5]	UMBS Pool	8.500%	12/1/30	6	7
					8,939,494
Nonconventional Mortgage-Backed Securities (1.0%)
[4,5,7]	Fannie Mae Pool, 12M USD LIBOR + 1.785%	2.410%	8/1/33	10	10
[4,5,7]	Fannie Mae Pool, 12M USD LIBOR + 1.785%	2.535%	8/1/33	15	16
[4,5,7]	Fannie Mae Pool, 12M USD LIBOR + 1.800%	2.556%	7/1/33	64	66

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5,7]	Fannie Mae Pool, 12M USD LIBOR + 1.960%	2.710%	5/1/33	3	3
[4,5,7]	Fannie Mae Pool, 1YR CMT + 2.000%	2.125%	12/1/32	4	4
[4,5,7]	Fannie Mae Pool, 1YR CMT + 2.210%	2.335%	5/1/33	30	31
[4,5]	Fannie Mae REMICS	1.750%	5/25/43	17,339	17,626
[4,5]	Fannie Mae REMICS	2.500%	9/25/49–12/25/49	29,631	30,706
[4,5]	Fannie Mae REMICS	2.750%	8/25/47	10,304	10,673
[4,5]	Fannie Mae REMICS	3.000%	2/25/43–9/25/48	32,191	33,351
[4,5]	Fannie Mae REMICS	3.500%	10/25/44–6/25/48	24,015	25,104
[4,5]	Fannie Mae REMICS	5.250%	9/25/41	4,842	5,398
[4,5,7]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.537%	8/1/37	47	50
[4,5,7]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	2.336%	2/1/33	5	6
[4,5,7]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	2.461%	10/1/32	9	9
[4,5]	Freddie Mac REMICS	3.000%	12/15/47	7,033	7,225
[4,5]	Freddie Mac REMICS	3.500%	6/15/38	21,435	21,691
[5]	Ginnie Mae REMICS	3.000%	8/20/46–7/20/48	81,514	85,383
[5]	Ginnie Mae REMICS	3.500%	4/20/48–2/20/49	74,887	80,072
[5]	Ginnie Mae REMICS	4.000%	10/20/47	3,437	3,677
					321,101
Total U.S. Government and Agency Obligations (Cost $19,389,244)					19,453,039
Asset-Backed/Commercial Mortgage-Backed Securities (9.3%)
[5]	Ally Auto Receivables Trust Series 2018-1	2.530%	2/15/23	1,158	1,161
[5]	Ally Auto Receivables Trust Series 2018-3	3.000%	1/17/23	269	270
[5]	Ally Auto Receivables Trust Series 2019-1	3.020%	4/15/24	4,910	5,055
[5]	Ally Auto Receivables Trust Series 2019-3	1.930%	5/15/24	10,217	10,319
[5]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	710	728
[5]	AmeriCredit Automobile Receivables Trust Series 2020-2	0.660%	12/18/24	3,350	3,362
[5]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.530%	6/18/25	6,130	6,149
[5]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.370%	8/18/25	15,660	15,637
[5]	AmeriCredit Automobile Receivables Trust Series 2021-2	0.340%	12/18/26	6,890	6,903
[5,8]	Aventura Mall Trust Series 2018-AVM	4.249%	7/5/40	160	182
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2017-1A	3.070%	9/20/23	2,745	2,820
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2019-1A	3.450%	3/20/23	4,430	4,501
[5]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	8,220	8,198
[5]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.441%	9/15/48	912	973
[5]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	330	366
[5]	BANK Series 2017-BNK4	3.625%	5/15/50	280	311
[5]	BANK Series 2017-BNK6	3.254%	7/15/60	4,580	4,951
[5]	BANK Series 2017-BNK6	3.518%	7/15/60	1,110	1,230
[5]	BANK Series 2017-BNK6	3.741%	7/15/60	440	483
[5]	BANK Series 2017-BNK7	3.175%	9/15/60	13,570	14,730
[5]	BANK Series 2017-BNK7	3.435%	9/15/60	1,190	1,316

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	BANK Series 2017-BNK8	3.488%	11/15/50	4,170	4,625
[5]	BANK Series 2018-BN10	3.641%	2/15/61	1,030	1,127
[5]	BANK Series 2018-BN12	4.255%	5/15/61	780	902
[5]	BANK Series 2018-BN14	4.185%	9/15/60	160	180
[5]	BANK Series 2018-BN14	4.231%	9/15/60	1,055	1,225
[5]	BANK Series 2019-BN17	3.623%	4/15/52	285	317
[5]	BANK Series 2019-BN17	3.714%	4/15/52	4,459	5,029
[5]	BANK Series 2019-BN19	3.183%	8/15/61	3,910	4,274
[5]	BANK Series 2019-BN20	3.011%	9/15/62	7,180	7,766
[5]	BANK Series 2019-BN23	2.846%	12/15/52	1,900	2,045
[5]	BANK Series 2019-BN23	2.920%	12/15/52	11,780	12,650
[5]	BANK Series 2019-BN24	2.960%	11/15/62	30,620	33,006
[5]	BANK Series 2020-BN28	1.725%	3/15/63	7,000	7,024
[5]	BANK Series 2020-BN30	1.673%	12/15/53	5,050	5,062
[5]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	13,010	14,129
[5]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	2,515	2,651
[5]	BBCMS Mortgage Trust Series 2020-C8	1.867%	10/15/53	5,880	5,943
[5,6]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	5,750	5,967
[5]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	1,360	1,504
[5]	Benchmark Mortgage Trust Series 2019-B10	3.615%	3/15/62	305	339
[5]	Benchmark Mortgage Trust Series 2019-B15	2.859%	12/15/72	5,250	5,646
[5]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	20,500	22,043
[5]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	3,320	3,518
[5]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/53	7,163	7,192
[5]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/53	4,400	4,456
[5]	Benchmark Mortgage Trust Series 2020-B22	1.731%	1/15/54	4,550	4,585
[5]	BMW Vehicle Owner Trust Series 2018-A	2.510%	6/25/24	6,369	6,416
[5]	BMW Vehicle Owner Trust Series 2019-A	1.920%	1/25/24	18,421	18,602
[5]	BMW Vehicle Owner Trust Series 2020-A	0.480%	10/25/24	17,400	17,448
[5]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	2,720	2,726
[5,7]	Brazos Higher Education Authority Inc. Series 2011-1, 3M USD LIBOR + 0.800%	0.947%	2/25/30	609	611
[5,8]	Canadian Pacer Auto Receivables Trust Series 2018-2A	3.270%	12/19/22	1,488	1,496
[5,8]	Canadian Pacer Auto Receivables Trust Series 2018-2A	3.440%	8/21/23	2,630	2,679
[5,8]	Canadian Pacer Auto Receivables Trust Series 2019-1A	2.960%	6/19/24	1,300	1,340
[5,8]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.830%	7/19/24	8,600	8,709
[5,8]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.890%	3/19/25	1,840	1,869
[5]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	18,800	20,120
[5]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	22,300	23,393

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Capital One Prime Auto Receivables Trust Series 2019-1	2.510%	11/15/23	8,017	8,112
[5]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	4,210	4,339
[5]	Capital One Prime Auto Receivables Trust Series 2019-2	1.920%	5/15/24	25,587	25,872
[5]	Capital One Prime Auto Receivables Trust Series 2020-1	1.600%	11/15/24	14,610	14,799
[5]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	3,550	3,635
[5,8]	CARDS II Trust Series 2021-1A	0.602%	4/15/27	28,920	28,851
[5]	CarMax Auto Owner Trust Series 2017-3	2.220%	11/15/22	4,997	5,008
[5]	CarMax Auto Owner Trust Series 2017-4	2.330%	5/15/23	2,185	2,197
[5]	CarMax Auto Owner Trust Series 2018-1	2.640%	6/15/23	7,400	7,482
[5]	CarMax Auto Owner Trust Series 2018-3	3.130%	6/15/23	6,751	6,815
[5]	CarMax Auto Owner Trust Series 2018-3	3.270%	3/15/24	4,300	4,423
[5]	CarMax Auto Owner Trust Series 2018-4	3.360%	9/15/23	6,042	6,124
[5]	CarMax Auto Owner Trust Series 2018-4	3.480%	2/15/24	4,290	4,464
[5]	CarMax Auto Owner Trust Series 2019-3	2.180%	8/15/24	26,838	27,226
[5]	CarMax Auto Owner Trust Series 2019-3	2.300%	4/15/25	5,000	5,178
[5]	CarMax Auto Owner Trust Series 2019-4	2.020%	11/15/24	33,050	33,587
[5]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	4,790	4,959
[5]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	3,040	3,143
[5]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	25,850	25,949
[5]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	2,940	2,948
[5]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	13,880	13,898
[5]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	5,340	5,344
[5]	Carvana Auto Receivables Trust Series 2020-P1	0.610%	10/8/26	2,650	2,638
[5]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/50	5,000	5,397
[5]	CD Mortgage Trust Series 2016-CD1	2.459%	8/10/49	17,590	18,152
[5]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	2,710	2,879
[5]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	1,250	1,383
[5]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	480	529
[5]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	785	863
[5,8]	CFCRE Commercial Mortgage Trust Series 2011-C2	5.971%	12/15/47	2,298	2,308
[5]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	3,376	3,641
[5,8]	Chesapeake Funding II LLC Series 2018-1A	3.040%	4/15/30	3,656	3,665
[5,8]	Chesapeake Funding II LLC Series 2019-1A	2.940%	4/15/31	11,428	11,533
[5,8]	Chesapeake Funding II LLC Series 2019-2A	1.950%	9/15/31	9,224	9,323
[5,8]	Chesapeake Funding II LLC Series 2020-1A	0.870%	8/16/32	8,440	8,490
[5]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.093%	4/10/46	1,527	1,584

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.753%	3/10/47	108	114
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	8,709	9,343
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.575%	5/10/47	621	650
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	15,000	16,103
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.356%	7/10/47	503	530
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	1,575	1,694
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.863%	7/10/47	275	295
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.372%	10/10/47	1,480	1,568
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	15,000	16,202
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	20	21
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	620	679
[5]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	2,600	2,787
[5]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.050%	4/10/49	3,261	3,437
[5]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	4,000	4,337
[5]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	8,583	9,449
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	4,560	4,876
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.465%	9/15/50	2,460	2,720
[5]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	65	75
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	2.860%	12/15/72	10,150	10,821
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.042%	12/15/72	8,630	9,379
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	20,500	22,322
[5]	CNH Equipment Trust Series 2017-C	2.080%	2/15/23	425	426
[5]	CNH Equipment Trust Series 2020-A	1.160%	6/16/25	7,250	7,320
[5]	CNH Equipment Trust Series 2020-A	1.510%	4/15/27	2,040	2,088
[5]	COMM Mortgage Trust Series 2012-CR2	3.791%	8/15/45	999	1,018
[5]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	1,357	1,389
[5]	COMM Mortgage Trust Series 2012-CR4	3.251%	10/15/45	50	50
[5]	COMM Mortgage Trust Series 2012-CR5	2.771%	12/10/45	580	595
[5]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	2,059	2,190
[5]	COMM Mortgage Trust Series 2013-CR11	4.258%	8/10/50	922	989
[5]	COMM Mortgage Trust Series 2013-CR12	3.765%	10/10/46	371	390
[5]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	2,128	2,258

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	4,200	4,520
[5]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	10	11
[5]	COMM Mortgage Trust Series 2013-CR9	4.389%	7/10/45	1,947	2,066
[5,8]	COMM Mortgage Trust Series 2013-CR9	4.413%	7/10/45	2,331	2,410
[5]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	156	166
[5]	COMM Mortgage Trust Series 2013-LC6	2.941%	1/10/46	748	768
[5]	COMM Mortgage Trust Series 2014-CR14	3.955%	2/10/47	4,000	4,255
[5]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	1,068	1,151
[5]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	10	11
[5]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	15,000	16,233
[5]	COMM Mortgage Trust Series 2014-CR17	4.174%	5/10/47	330	355
[5]	COMM Mortgage Trust Series 2014-CR18	3.550%	7/15/47	5,485	5,781
[5]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	4,082	4,409
[5]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	2,186	2,309
[5]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	1,587	1,729
[5]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	570	614
[5]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	2,466	2,618
[5]	COMM Mortgage Trust Series 2015-CR24	3.696%	8/10/48	2,916	3,190
[5]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	1,838	2,021
[5]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	3,386	3,702
[5]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	1,195	1,280
[5]	COMM Mortgage Trust Series 2019-GC44	2.873%	8/15/57	2,050	2,203
[5]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	9,970	10,730
[5]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	857	943
[5]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.210%	11/15/49	3,283	3,464
[5]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	2,713	2,962
[5]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	1,280	1,394
[5]	CSAIL Commercial Mortgage Trust Series 2019-C18	2.968%	12/15/52	17,500	18,746
[5]	CSAIL Commercial Mortgage Trust Series 2020-C19	2.561%	3/15/53	4,500	4,676
[5,8]	Daimler Trucks Retail Trust Series 2019-1	2.770%	8/15/22	17,904	18,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8]	Daimler Trucks Retail Trust Series 2019-1	2.790%	5/15/25	7,420	7,533
[5]	DBJPM Mortgage Trust Series 2016-C3	2.632%	8/10/49	9,200	9,640
[5]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	3,210	3,517
[5,8]	Dell Equipment Finance Trust Series 2020-2	0.470%	10/24/22	12,758	12,774
[5,8]	Dell Equipment Finance Trust Series 2020-2	0.570%	10/23/23	11,550	11,579
[5,8]	DLL LLC Series 2019-DA1	2.890%	4/20/23	2,202	2,218
[5,8]	DLL LLC Series 2019-MT3	2.080%	2/21/23	15,085	15,185
[5,8]	DLL LLC Series 2019-MT3	2.150%	9/21/26	10,200	10,392
[5,8]	DLLAA LLC Series 2021-1A	0.670%	4/17/26	12,100	12,092
[5]	Drive Auto Receivables Trust Series 2021-1	0.440%	11/15/24	9,520	9,539
[5,7,8]	Edsouth Indenture No. 9 LLC Series 2015-1, 1M USD LIBOR + 0.800%	0.892%	10/25/56	200	202
[5,8]	Enterprise Fleet Financing LLC Series 2019-3	2.060%	5/20/25	7,796	7,896
[5,8]	Enterprise Fleet Financing LLC Series 2020-1	1.780%	12/22/25	5,819	5,889
[5,8]	Enterprise Fleet Financing LLC Series 2020-2	0.610%	7/20/26	10,348	10,378
[5,8]	Enterprise Fleet Funding LLC Series 2021-1	0.440%	12/21/26	7,520	7,520
[5,8]	FirstKey Homes Trust Series 2020-SFR2	1.266%	10/19/37	2,594	2,578
[5,8]	Flagship Credit Auto Trust Series 2020-2	1.490%	7/15/24	2,661	2,674
[5]	Ford Credit Auto Lease Trust Series 2020-B	0.690%	10/15/23	4,470	4,489
[5,8]	Ford Credit Auto Owner Trust Series 2018-1	3.190%	7/15/31	6,690	7,216
[5]	Ford Credit Auto Owner Trust Series 2018-B	3.240%	4/15/23	8,073	8,142
[5]	Ford Credit Auto Owner Trust Series 2018-B	3.380%	3/15/24	8,300	8,529
[5,8]	Ford Credit Auto Owner Trust Series 2019-1	3.520%	7/15/30	13,211	14,196
[5]	Ford Credit Auto Owner Trust Series 2019-A	2.780%	9/15/23	21,481	21,727
[5]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	18,600	19,292
[5,8]	Ford Credit Auto Owner Trust Series 2020-1	2.040%	8/15/31	2,940	3,051
[5]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	7,830	7,890
[5]	Ford Credit Auto Owner Trust Series 2020-A	1.350%	7/15/25	2,250	2,295
[5]	Ford Credit Auto Owner Trust Series 2020-B	0.560%	10/15/24	43,000	43,153
[5]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	27,800	27,979
[5]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	10,470	10,387
[5]	Ford Credit Floorplan Master Owner Trust A Series 2018-3	3.520%	10/15/23	7,915	7,991
[5]	Ford Credit Floorplan Master Owner Trust A Series 2019-1	2.840%	3/15/24	14,900	15,176
[5]	Ford Credit Floorplan Master Owner Trust A Series 2019-3	2.230%	9/15/24	37,695	38,579
[5]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	16,880	16,964

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	13,150	13,167
[5]	GM Financial Automobile Leasing Trust Series 2020-2	1.010%	7/22/24	1,640	1,657
[5]	GM Financial Automobile Leasing Trust Series 2020-3	0.450%	8/21/23	11,650	11,672
[5]	GM Financial Automobile Leasing Trust Series 2020-3	0.510%	10/21/24	3,180	3,190
[5]	GM Financial Automobile Leasing Trust Series 2021-2	0.340%	5/20/24	26,760	26,709
[5]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	3,830	3,820
[5]	GM Financial Consumer Automobile Receivables Trust Series 2018-2	3.020%	12/18/23	4,430	4,498
[5]	GM Financial Consumer Automobile Receivables Trust Series 2018-3	3.020%	5/16/23	5,186	5,227
[5]	GM Financial Consumer Automobile Receivables Trust Series 2018-3	3.160%	1/16/24	5,820	5,959
[5]	GM Financial Consumer Automobile Receivables Trust Series 2018-4	3.210%	10/16/23	5,633	5,697
[5]	GM Financial Consumer Automobile Receivables Trust Series 2019-1	3.110%	7/16/24	11,470	11,815
[5]	GM Financial Consumer Automobile Receivables Trust Series 2019-2	2.650%	2/16/24	14,469	14,648
[5]	GM Financial Consumer Automobile Receivables Trust Series 2019-2	2.710%	8/16/24	8,260	8,509
[5]	GM Financial Consumer Automobile Receivables Trust Series 2019-3	2.180%	4/16/24	11,192	11,318
[5]	GM Financial Consumer Automobile Receivables Trust Series 2019-4	1.750%	7/16/24	23,211	23,432
[5]	GM Financial Consumer Automobile Receivables Trust Series 2019-4	1.760%	1/16/25	3,710	3,794
[5]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.840%	9/16/24	8,640	8,736
[5]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.580%	1/16/26	4,500	4,510
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	8,920	8,904
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	5,840	5,788
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	7,850	7,863
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	6,480	6,494
[5,8]	GMF Floorplan Owner Revolving Trust Series 2019-2	2.900%	4/15/26	12,600	13,434
[5,8]	GMF Floorplan Owner Revolving Trust Series 2020-1	0.680%	8/15/25	5,520	5,538
[5,8]	GMF Floorplan Owner Revolving Trust Series 2020-2	0.690%	10/15/25	13,590	13,645
[5,8]	Golden Credit Card Trust Series 2018-4A	3.440%	8/15/25	25,470	27,037
[5,7,8]	Gosforth Funding plc Series 2018-1A, 3M USD LIBOR + 0.450%	0.597%	8/25/60	3,909	3,914
[5,8]	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.830%	6/17/24	1,747	1,757
[5,8]	GreatAmerica Leasing Receivables Funding LLC Series 2019-1	3.210%	2/18/25	4,110	4,238
[5,8]	GreatAmerica Leasing Receivables Funding LLC Series 2020-1	1.760%	8/15/23	14,300	14,514

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	GS Mortgage Securities Corp. II Series 2018-GS10	4.155%	7/10/51	720	827
[5,8]	GS Mortgage Securities Trust Series 2012-GC6	4.948%	1/10/45	233	235
[5]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	1,055	1,097
[5]	GS Mortgage Securities Trust Series 2013-GC14	3.955%	8/10/46	30	31
[5]	GS Mortgage Securities Trust Series 2014-GC20	3.998%	4/10/47	15,000	16,058
[5]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	210	228
[5]	GS Mortgage Securities Trust Series 2014-GC24	4.162%	9/10/47	140	151
[5]	GS Mortgage Securities Trust Series 2014-GC26	3.364%	11/10/47	1,663	1,757
[5]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	3,140	3,393
[5]	GS Mortgage Securities Trust Series 2015-GC28	3.136%	2/10/48	87	92
[5]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	40	43
[5]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	5	5
[5]	GS Mortgage Securities Trust Series 2015-GC32	3.498%	7/10/48	7,000	7,511
[5]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	2,024	2,136
[5]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	1,720	1,872
[5]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	180	192
[5]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	2,490	2,739
[5]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	2,600	2,973
[5]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	1,170	1,277
[5]	GS Mortgage Securities Trust Series 2020-GC45	2.843%	2/13/53	5,550	5,962
[5]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	16,325	17,525
[5]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	9,640	9,626
[5]	Harley-Davidson Motorcycle Trust Series 2019-A	2.340%	2/15/24	7,861	7,931
[5]	Harley-Davidson Motorcycle Trust Series 2019-A	2.390%	11/15/26	2,960	3,042
[5]	Harley-Davidson Motorcycle Trust Series 2020-A	1.870%	10/15/24	6,220	6,283
[5]	Harley-Davidson Motorcycle Trust Series 2020-A	1.930%	4/15/27	2,000	2,055
[5]	Harley-Davidson Motorcycle Trust Series 2021-A	0.370%	4/15/26	8,180	8,169
[5,8]	Hertz Vehicle Financing II LP Series 2016-2A	2.950%	3/25/22	339	339
[5,8]	Hertz Vehicle Financing III LP Series 2021-2A	1.680%	12/27/27	15,600	15,637
[5,8]	Hilton USA Trust Series 2016-HHV	3.719%	11/5/38	30	33
[5]	Honda Auto Receivables Owner Trust Series 2018-3	3.070%	11/21/24	5,020	5,085

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Honda Auto Receivables Owner Trust Series 2018-4	3.300%	7/15/25	9,400	9,645
[5]	Honda Auto Receivables Owner Trust Series 2019-1	2.900%	6/18/24	5,000	5,118
[5]	Honda Auto Receivables Owner Trust Series 2019-2	2.520%	6/21/23	8,682	8,791
[5]	Honda Auto Receivables Owner Trust Series 2019-2	2.540%	3/21/25	2,530	2,601
[5]	Honda Auto Receivables Owner Trust Series 2019-3	1.780%	8/15/23	31,050	31,334
[5]	Honda Auto Receivables Owner Trust Series 2019-3	1.850%	8/15/25	3,640	3,720
[5]	Honda Auto Receivables Owner Trust Series 2020-1	1.610%	4/22/24	30,170	30,587
[5]	Honda Auto Receivables Owner Trust Series 2020-2	0.820%	7/15/24	16,600	16,706
[5]	Honda Auto Receivables Owner Trust Series 2020-2	1.090%	10/15/26	4,300	4,363
[5]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	5,290	5,273
[5]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	18,810	18,746
[5]	Honda Auto Receivables Owner Trust Series 2021-2	0.550%	8/16/27	7,710	7,691
[5,8]	HPEFS Equipment Trust Series 2019-1A	2.210%	9/20/29	1,101	1,105
[5,8]	HPEFS Equipment Trust Series 2020-1A	1.760%	2/20/30	4,800	4,843
[5,8]	Hyundai Auto Lease Securitization Trust Series 2020-B	0.510%	9/15/23	14,830	14,873
[5,8]	Hyundai Auto Lease Securitization Trust Series 2020-B	0.580%	6/17/24	2,490	2,499
[5,8]	Hyundai Auto Lease Securitization Trust Series 2021-A	0.420%	12/16/24	3,490	3,492
[5,8]	Hyundai Auto Lease Securitization Trust Series 2021-B	0.330%	6/17/24	4,060	4,053
[5,8]	Hyundai Auto Lease Securitization Trust Series 2021-B	0.380%	8/15/25	4,300	4,288
[5]	Hyundai Auto Receivables Trust Series 2019-A	2.710%	5/15/25	6,050	6,228
[5]	Hyundai Auto Receivables Trust Series 2019-B	1.940%	2/15/24	9,148	9,239
[5]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	5,740	5,911
[5]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	14,260	14,465
[5]	Hyundai Auto Receivables Trust Series 2020-A	1.720%	6/15/26	9,420	9,693
[5]	Hyundai Auto Receivables Trust Series 2020-B	0.480%	12/16/24	22,790	22,830
[5]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	5,050	5,056
[5]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	15,820	15,816
[5]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	12,470	12,437
[5]	John Deere Owner Trust Series 2019-A	3.000%	1/15/26	4,270	4,376
[5]	John Deere Owner Trust Series 2019-B	2.210%	12/15/23	6,729	6,811
[5]	John Deere Owner Trust Series 2020-B	0.510%	11/15/24	9,160	9,176
[5]	John Deere Owner Trust Series 2020-B	0.720%	6/15/27	2,410	2,423
[5,8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C5	5.611%	8/15/46	1,383	1,387

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C6	3.507%	5/15/45	314	319
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C13	3.994%	1/15/46	2,612	2,766
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	184	194
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	1,250	1,340
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	2,841	2,946
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	1,525	1,624
[5]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.363%	7/15/45	1,220	1,263
[5]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	3,137	3,291
[5]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.175%	7/15/45	1,465	1,544
[5]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	379	397
[5]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	4,238	4,561
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	3,930	4,228
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	450	484
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	165	177
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.493%	8/15/47	149	157
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	1,144	1,233
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.231%	1/15/48	84	88
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	15,000	16,196
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	110	117
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	250	273
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	3,489	3,778
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	5,080	5,647
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.224%	7/15/50	3,830	4,145
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	2,170	2,392
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	895	987
[5]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	400	434
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	360	397
[5]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	60	69

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8]	Kubota Credit Owner Trust Series 2020-1A	1.960%	3/15/24	7,570	7,716
[5,8]	Kubota Credit Owner Trust Series 2020-2A	0.590%	10/15/24	11,050	11,054
[5,8]	Kubota Credit Owner Trust Series 2020-2A	0.730%	6/15/26	3,000	2,989
[5,8]	Lanark Master Issuer plc Series 2020-1A	2.277%	12/22/69	1,550	1,581
[5,8]	Master Credit Card Trust Series 2021-1A	0.530%	11/21/25	27,400	27,319
[5]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	2,720	2,725
[5]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	15,470	15,463
[5]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	8,120	8,112
[5]	Mercedes-Benz Auto Receivables Trust Series 2018-1	3.150%	10/15/24	11,460	11,721
[5]	Mercedes-Benz Auto Receivables Trust Series 2019-1	2.040%	1/15/26	11,300	11,605
[5]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.550%	2/18/25	19,060	19,133
[5]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	5,050	5,077
[5,8]	MMAF Equipment Finance LLC Series 2015-AA	2.490%	2/19/36	105	106
[5,8]	MMAF Equipment Finance LLC Series 2016-AA	2.210%	12/15/32	6,130	6,253
[5,8]	MMAF Equipment Finance LLC Series 2017-AA	2.410%	8/16/24	2,084	2,092
[5,8]	MMAF Equipment Finance LLC Series 2017-AA	2.680%	7/16/27	3,090	3,154
[5,8]	MMAF Equipment Finance LLC Series 2018-A	3.390%	1/10/25	4,730	4,866
[5,8]	MMAF Equipment Finance LLC Series 2018-A	3.610%	3/10/42	2,580	2,759
[5,8]	MMAF Equipment Finance LLC Series 2019-A	3.080%	11/12/41	4,430	4,697
[5,8]	MMAF Equipment Finance LLC Series 2020-BA	0.850%	4/14/42	4,800	4,772
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6	2.858%	11/15/45	951	970
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.217%	7/15/46	5,387	5,684
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	3.960%	8/15/46	1,236	1,283
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.296%	8/15/46	190	199
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	150	160
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	85	91
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	400	430
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.384%	2/15/47	200	215
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	3.773%	4/15/47	1,681	1,785
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	4.051%	4/15/47	2,800	3,016

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	1,738	1,868
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.094%	6/15/47	330	354
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17	3.741%	8/15/47	370	398
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	60	65
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	10	11
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	60	64
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.451%	7/15/50	11,118	11,927
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	7,440	8,153
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.372%	10/15/48	2,500	2,684
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	4,848	5,315
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	2,055	2,215
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.459%	12/15/49	5,600	6,091
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	3,763	4,191
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	1,250	1,387
[5]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	1,260	1,369
[5]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	4,257	4,735
[5,6]	Morgan Stanley Capital I Inc. Series 2021-L6	2.444%	6/15/54	2,600	2,678
[5]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	7,386	8,136
[5]	Morgan Stanley Capital I Trust Series 2016-BNK2	2.791%	11/15/49	1,590	1,674
[5]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	760	821
[5]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	487	519
[5]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/49	5,373	5,859
[5]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	13,640	14,820
[5,7,8]	Navient Student Loan Trust Series 2016-2A, 1M USD LIBOR + 1.050%	1.141%	6/25/65	318	319
[5,7,8]	Navient Student Loan Trust Series 2016-6A, 1M USD LIBOR + 0.750%	0.842%	3/25/66	3,227	3,236
[5,7,8]	Navient Student Loan Trust Series 2017-1A, 1M USD LIBOR + 0.750%	0.842%	7/26/66	2,842	2,845
[5]	Nissan Auto Lease Trust Series 2020-B	0.430%	10/16/23	14,820	14,851
[5]	Nissan Auto Lease Trust Series 2020-B	0.490%	1/15/26	3,420	3,431
[5]	Nissan Auto Receivables Owner Trust Series 2017-C	2.280%	2/15/24	16,301	16,392
[5]	Nissan Auto Receivables Owner Trust Series 2018-B	3.160%	12/16/24	6,700	6,882
[5]	Nissan Auto Receivables Owner Trust Series 2019-A	3.000%	9/15/25	5,690	5,914

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Nissan Auto Receivables Owner Trust Series 2019-B	2.500%	11/15/23	9,311	9,453
[5]	Nissan Auto Receivables Owner Trust Series 2019-B	2.540%	12/15/25	2,500	2,580
[5]	Nissan Auto Receivables Owner Trust Series 2020-A	1.380%	12/16/24	20,890	21,156
[5]	Nissan Auto Receivables Owner Trust Series 2020-A	1.700%	5/17/27	6,910	7,106
[5]	Nissan Auto Receivables Owner Trust Series 2020-B	0.550%	7/15/24	23,110	23,184
[5]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	3,240	3,260
[5,8]	Palisades Center Trust Series 2016-PLSD	2.713%	4/13/33	1,250	1,150
[5,7,8]	Pepper Residential Securities Trust Series 21A, 1M USD LIBOR + 0.880%	0.955%	1/16/60	285	285
[5,7,8]	Pepper Residential Securities Trust No. 22 Series 22A, 1M USD LIBOR + 1.000%	1.091%	6/20/60	3,254	3,253
[5,7,8]	Pepper Residential Securities Trust No. 23 Series 23A, 1M USD LIBOR + 0.950%	1.033%	8/18/60	2,053	2,052
[5,8]	PFS Financing Corp. Series 2020-A	1.270%	6/15/25	3,000	3,043
[5,7,8]	PHEAA Student Loan Trust Series 2016-2A, 1M USD LIBOR + 0.950%	1.042%	11/25/65	2,471	2,496
[5,7,8]	RESIMAC Bastille Trust Series 2018-1NCA, 1M USD LIBOR + 0.850%	0.930%	12/5/59	400	401
[5,7,8]	RESIMAC MBS Trust Series 2018-2A, 1M USD LIBOR + 0.850%	0.927%	4/10/50	1,673	1,673
[5,7,8]	RESIMAC Premier Series 2018-1A, 1M USD LIBOR + 0.800%	0.877%	11/10/49	261	261
[5,8]	RESIMAC Premier Series 2020-1A	1.274%	2/7/52	2,060	2,060
[5]	Santander Drive Auto Receivables Trust Series 2020-2	0.670%	4/15/24	3,890	3,895
[5]	Santander Drive Auto Receivables Trust Series 2020-3	0.520%	7/15/24	13,870	13,890
[5]	Santander Drive Auto Receivables Trust Series 2020-4	0.480%	7/15/24	5,720	5,729
[5]	Santander Drive Auto Receivables Trust Series 2021-1	0.320%	9/16/24	11,940	11,949
[5,8]	Santander Retail Auto Lease Trust Series 2019-A	2.770%	6/20/22	2,644	2,655
[5,8]	Santander Retail Auto Lease Trust Series 2020-A	1.740%	7/20/23	13,620	13,834
[5,8]	Santander Retail Auto Lease Trust Series 2020-A	1.760%	3/20/24	1,490	1,521
[5,8]	Santander Retail Auto Lease Trust Series 2020-B	0.650%	12/20/24	4,600	4,611
[5,8]	Santander Retail Auto Lease Trust Series 2021-B	0.510%	8/20/24	22,520	22,467
[5,8]	Santander Retail Auto Lease Trust Series 2021-B	0.540%	6/20/25	5,540	5,522
[5,8]	Securitized Term Auto Receivables Trust Series 2018-1A	3.298%	11/25/22	1,804	1,817
[5,8]	Securitized Term Auto Receivables Trust Series 2018-2A	3.544%	6/26/23	5,000	5,066
[5,8]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	153	157
[5,8]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	310	322

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	614	647
[5,8]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	1,059	1,108
[5,8]	SoFi Professional Loan Program LLC Series 2017-A	2.400%	3/26/40	25	25
[5,8]	SoFi Professional Loan Program LLC Series 2017-B	2.740%	5/25/40	123	125
[5,8]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	138	141
[5,8]	SoFi Professional Loan Program LLC Series 2017-E	2.720%	11/26/40	119	121
[5,8]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	201	206
[5,8]	SoFi Professional Loan Program LLC Series 2018-A	2.950%	2/25/42	80	81
[5]	Synchrony Credit Card Master Note Trust Series 2017-2	2.620%	10/15/25	6,490	6,688
[5,8]	Tesla Auto Lease Trust Series 2020-A	0.680%	12/20/23	4,140	4,160
[5,8]	Tesla Auto Lease Trust Series 2020-A	0.780%	12/20/23	750	755
[5,8]	TMSQ Mortgage Trust Series 2014-1500	3.680%	10/10/36	100	106
[5,8]	Toyota Auto Loan Extended Note Trust Series 2019-1A	2.560%	11/25/31	550	580
[5,8]	Toyota Auto Loan Extended Note Trust Series 2020-1A	1.350%	5/25/33	8,600	8,727
[5,8]	Toyota Auto Loan Extended Note Trust Series 2021-1A	1.070%	2/27/34	23,810	23,836
[5]	Toyota Auto Receivables Owner Trust Series 2018-B	3.110%	11/15/23	10,350	10,534
[5]	Toyota Auto Receivables Owner Trust Series 2018-C	3.130%	2/15/24	14,720	15,081
[5]	Toyota Auto Receivables Owner Trust Series 2019-A	2.910%	7/17/23	25,498	25,833
[5]	Toyota Auto Receivables Owner Trust Series 2019-A	3.000%	5/15/24	3,800	3,931
[5]	Toyota Auto Receivables Owner Trust Series 2019-C	1.910%	9/15/23	30,025	30,339
[5]	Toyota Auto Receivables Owner Trust Series 2019-D	1.990%	2/18/25	6,850	7,056
[5]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	6,600	6,778
[5]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	11,210	11,356
[5]	Toyota Auto Receivables Owner Trust Series 2020-B	1.660%	9/15/25	4,570	4,692
[5]	Toyota Auto Receivables Owner Trust Series 2020-C	0.570%	10/15/25	4,700	4,693
[5,8]	Toyota Lease Owner Trust Series 2021-A	0.390%	4/22/24	21,350	21,363
[5,8]	Toyota Lease Owner Trust Series 2021-A	0.500%	8/20/25	3,840	3,838
[5,8]	Trafigura Securitisation Finance plc Series 2018-1A	3.730%	3/15/22	3,800	3,825
[5]	UBS Commercial Mortgage Trust Series 2012-C1	4.171%	5/10/45	273	279
[5]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	2,795	3,088
[5]	UBS Commercial Mortgage Trust Series 2019-C16	3.460%	4/15/52	483	531
[5,8]	UBS-BAMLL Trust Series 2012-WRM	3.663%	6/10/30	4,409	4,400

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	220	228
[5]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	150	155
[5]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	30,100	30,030
[5]	Verizon Owner Trust Series 2020-A	1.850%	7/22/24	10,310	10,487
[5]	Verizon Owner Trust Series 2020-B	0.470%	2/20/25	10,590	10,618
[5]	Volkswagen Auto Loan Enhanced Trust Series 2018-1	3.020%	11/21/22	3,200	3,216
[5]	Volkswagen Auto Loan Enhanced Trust Series 2018-1	3.150%	7/22/24	5,610	5,687
[5]	Volkswagen Auto Loan Enhanced Trust Series 2018-2	3.250%	4/20/23	10,592	10,702
[5]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	23,190	23,363
[5]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	1.260%	8/20/26	3,400	3,458
[5,8]	Volvo Financial Equipment LLC Series 2020-1A	0.510%	10/15/24	12,100	12,131
[5,8]	Volvo Financial Equipment LLC Series 2020-1A	0.600%	3/15/28	2,300	2,314
[5]	Wells Fargo Commercial Mortgage Trust Series 2012-LC5	3.539%	10/15/45	626	645
[5]	Wells Fargo Commercial Mortgage Trust Series 2013-LC12	4.218%	7/15/46	315	332
[5]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	10	11
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	102	107
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	3,199	3,492
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	2,380	2,606
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	7,485	8,256
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	300	318
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	2,139	2,345
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.525%	12/15/49	1,810	1,963
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	1,285	1,417
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/50	30	32
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	3,040	3,367
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	3,160	3,483
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.589%	12/15/50	4,890	5,437
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	396	438
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	1,095	1,259
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	870	1,020
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/52	980	1,105
[5]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	3.933%	3/15/52	310	349

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/53	2,850	2,883
[5]	WFRBS Commercial Mortgage Trust Series 2012-C9	3.388%	11/15/45	633	651
[5]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.153%	8/15/46	255	269
[5]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	1,665	1,795
[5]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.829%	3/15/47	1,640	1,743
[5]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	1,215	1,311
[5]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	19	20
[5]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	15,000	16,155
[5]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.650%	10/15/57	4,883	5,247
[5]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	925	1,006
[5]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.607%	11/15/47	2,190	2,358
[5]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.766%	3/15/47	2,471	2,620
[5]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	2,597	2,788
[5,8]	Wheels SPV 2 LLC Series 2020-1A	0.510%	8/20/29	4,964	4,966
[5,8]	Wheels SPV 2 LLC Series 2020-1A	0.620%	8/20/29	1,700	1,699
[5]	World Omni Auto Receivables Trust Series 2018-A	2.730%	2/15/24	10,860	11,038
[5]	World Omni Auto Receivables Trust Series 2018-D	3.330%	4/15/24	13,029	13,219
[5]	World Omni Auto Receivables Trust Series 2018-D	3.440%	12/16/24	3,070	3,194
[5]	World Omni Auto Receivables Trust Series 2019-A	3.220%	6/16/25	5,230	5,444
[5]	World Omni Auto Receivables Trust Series 2020-A	1.790%	6/16/25	9,400	9,578
[5]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	25,510	25,616
[5]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	7,580	7,639
[5]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	5,400	5,407
[5]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	14,390	14,361
[5]	World Omni Auto Receivables Trust Series 2021-B	0.690%	6/15/27	3,790	3,781
[5]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	4,680	4,685
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,027,206)					3,082,748
Corporate Bonds (30.9%)
Communications (1.0%)
	Alphabet Inc.	0.800%	8/15/27	4,000	3,885
	America Movil SAB de CV	3.125%	7/16/22	1,160	1,192
	Comcast Corp.	3.600%	3/1/24	9,390	10,140
	Comcast Corp.	3.700%	4/15/24	12,085	13,099
	Comcast Corp.	3.375%	2/15/25	29,805	32,344
	Comcast Corp.	3.375%	8/15/25	23,444	25,590
	Comcast Corp.	3.950%	10/15/25	13,900	15,557

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	3.150%	2/15/28	28,825	31,609
	Comcast Corp.	4.150%	10/15/28	40,135	46,473
	Comcast Corp.	2.650%	2/1/30	10,970	11,543
	Comcast Corp.	3.400%	4/1/30	11,500	12,701
	Comcast Corp.	1.950%	1/15/31	10,000	9,856
[5,8]	NTT Finance Corp.	0.583%	3/1/24	8,785	8,769
[5,8]	NTT Finance Corp.	1.162%	4/3/26	34,635	34,534
[5,8]	NTT Finance Corp.	2.065%	4/3/31	4,335	4,395
[9]	Sky Ltd.	2.500%	9/15/26	8,970	11,952
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	13,228	14,367
	Walt Disney Co.	1.750%	8/30/24	18,120	18,722
	Walt Disney Co.	3.375%	11/15/26	2,200	2,426
	Walt Disney Co.	2.200%	1/13/28	11,000	11,398
					320,552
Consumer Discretionary (1.0%)
	Amazon.com Inc.	0.450%	5/12/24	7,100	7,086
	Amazon.com Inc.	1.200%	6/3/27	13,000	12,933
	Amazon.com Inc.	3.150%	8/22/27	7,000	7,734
	Amazon.com Inc.	1.650%	5/12/28	10,000	10,081
	Amazon.com Inc.	2.100%	5/12/31	15,000	15,253
[5]	American Honda Finance Corp.	0.550%	7/12/24	14,000	13,951
[5]	American Honda Finance Corp.	2.150%	9/10/24	15,000	15,678
[5]	American Honda Finance Corp.	2.350%	1/8/27	25,000	26,409
[5]	American Honda Finance Corp.	1.800%	1/13/31	20,000	19,735
[5,8]	BMW US Capital LLC	3.400%	8/13/21	14,100	14,152
[5,8]	BMW US Capital LLC	0.800%	4/1/24	10,000	10,053
[9]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	7,550	9,340
	Home Depot Inc.	2.800%	9/14/27	11,540	12,507
	Home Depot Inc.	3.900%	12/6/28	10,000	11,623
	Home Depot Inc.	2.950%	6/15/29	21,000	22,950
	TJX Cos. Inc.	2.500%	5/15/23	1,100	1,138
	TJX Cos. Inc.	2.250%	9/15/26	7,870	8,276
	TJX Cos. Inc.	3.875%	4/15/30	10,000	11,446
[5]	Toyota Motor Credit Corp.	3.000%	4/1/25	14,000	15,045
[5]	Toyota Motor Credit Corp.	1.125%	6/18/26	50,000	49,852
[5]	Toyota Motor Credit Corp.	1.150%	8/13/27	15,000	14,769
	Toyota Motor Credit Corp.	3.650%	1/8/29	20,000	22,822
[5,9]	Toyota Motor Finance Netherlands BV	0.625%	9/26/23	5,825	7,040
[5]	Yale University	1.482%	4/15/30	6,000	5,924
					345,797
Consumer Staples (1.2%)
	Brown-Forman Corp.	2.250%	1/15/23	5,000	5,114
	Coca-Cola Co.	3.375%	3/25/27	12,000	13,356
	Coca-Cola Co.	1.000%	3/15/28	14,575	14,141
	Coca-Cola Co.	2.250%	1/5/32	10,000	10,239
	Costco Wholesale Corp.	3.000%	5/18/27	9,225	10,124
	Costco Wholesale Corp.	1.375%	6/20/27	6,700	6,746
	Costco Wholesale Corp.	1.600%	4/20/30	27,777	27,373
	Estee Lauder Cos. Inc.	2.375%	12/1/29	4,750	4,962
	Hershey Co.	2.050%	11/15/24	8,000	8,353
	Hershey Co.	2.450%	11/15/29	10,000	10,529
	Hershey Co.	1.700%	6/1/30	5,000	4,972
[9]	JT International Financial Services BV	1.125%	9/28/25	7,500	9,251
	Kimberly-Clark Corp.	2.650%	3/1/25	6,906	7,319
	Kimberly-Clark Corp.	3.050%	8/15/25	5,860	6,338
	Kimberly-Clark Corp.	1.050%	9/15/27	2,000	1,957
	Kimberly-Clark Corp.	3.100%	3/26/30	10,507	11,595

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8]	Mars Inc.	0.875%	7/16/26	10,000	9,800
[5,9]	Nestle Finance International Ltd.	0.000%	11/12/24	8,000	9,552
[5,8]	Nestle Holdings Inc.	3.350%	9/24/23	13,500	14,342
[5,8]	Nestle Holdings Inc.	1.000%	9/15/27	16,825	16,400
[9]	PepsiCo Inc.	0.250%	5/6/24	7,280	8,756
	PepsiCo Inc.	2.850%	2/24/26	6,674	7,208
	PepsiCo Inc.	2.625%	3/19/27	14,500	15,574
	PepsiCo Inc.	2.625%	7/29/29	1,720	1,842
	PepsiCo Inc.	1.625%	5/1/30	11,745	11,591
	Philip Morris International Inc.	1.125%	5/1/23	2,000	2,026
	Philip Morris International Inc.	2.875%	5/1/24	4,500	4,785
	Philip Morris International Inc.	1.500%	5/1/25	10,000	10,203
	Philip Morris International Inc.	3.125%	8/17/27	5,000	5,465
	Philip Morris International Inc.	3.375%	8/15/29	3,000	3,316
	Philip Morris International Inc.	2.100%	5/1/30	5,000	4,987
[5,8]	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	1,150	1,172
[5,8]	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	5,000	5,281
[5,8]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	25,000	27,038
	Target Corp.	3.375%	4/15/29	4,500	5,055
	Target Corp.	2.350%	2/15/30	10,000	10,440
	Unilever Capital Corp.	2.600%	5/5/24	23,425	24,707
	Unilever Capital Corp.	2.125%	9/6/29	21,050	21,664
	Walmart Inc.	2.650%	12/15/24	5,550	5,912
	Walmart Inc.	3.050%	7/8/26	13,000	14,231
	Walmart Inc.	3.700%	6/26/28	9,411	10,713
	Walmart Inc.	3.250%	7/8/29	6,952	7,782
					412,211
Energy (1.4%)
[5]	BP Capital Markets America Inc.	2.750%	5/10/23	10,080	10,509
	BP Capital Markets America Inc.	3.790%	2/6/24	5,950	6,418
[5]	BP Capital Markets America Inc.	3.224%	4/14/24	8,400	8,951
	BP Capital Markets America Inc.	3.194%	4/6/25	8,475	9,130
	BP Capital Markets America Inc.	3.796%	9/21/25	4,935	5,468
[5]	BP Capital Markets America Inc.	3.119%	5/4/26	19,465	21,122
[5]	BP Capital Markets America Inc.	3.017%	1/16/27	2,630	2,837
	BP Capital Markets America Inc.	1.749%	8/10/30	8,930	8,718
	BP Capital Markets plc	3.994%	9/26/23	1,000	1,078
	BP Capital Markets plc	3.814%	2/10/24	35,250	38,137
	BP Capital Markets plc	3.535%	11/4/24	8,740	9,516
	BP Capital Markets plc	3.506%	3/17/25	13,535	14,814
	BP Capital Markets plc	3.279%	9/19/27	7,530	8,245
	BP Capital Markets plc	3.723%	11/28/28	2,095	2,362
	Chevron Corp.	1.554%	5/11/25	24,740	25,334
	Chevron Corp.	2.954%	5/16/26	5,490	5,953
	Chevron Corp.	1.995%	5/11/27	5,650	5,836
	Chevron Corp.	2.236%	5/11/30	1,300	1,341
	Chevron USA Inc.	0.687%	8/12/25	4,030	3,999
[5,8]	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	1,045
	ConocoPhillips Co.	4.950%	3/15/26	41,760	48,483
[9]	Exxon Mobil Corp.	0.142%	6/26/24	7,800	9,321
	Exxon Mobil Corp.	2.992%	3/19/25	38,590	41,406
	Exxon Mobil Corp.	2.275%	8/16/26	5,275	5,564
[5,8]	Harvest Operations Corp.	4.200%	6/1/23	8,000	8,518
[5,8]	Petronas Capital Ltd.	3.500%	4/21/30	1,993	2,180
[8]	SA Global Sukuk Ltd.	0.946%	6/17/24	8,084	8,080
[8]	SA Global Sukuk Ltd.	1.602%	6/17/26	23,670	23,607
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	4,350	4,404
	Shell International Finance BV	2.375%	4/6/25	15,040	15,828

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Shell International Finance BV	3.250%	5/11/25	30,615	33,242
	Shell International Finance BV	2.875%	5/10/26	2,805	3,032
	Shell International Finance BV	3.875%	11/13/28	2,135	2,451
	Shell International Finance BV	2.375%	11/7/29	29,195	30,342
	TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	2,099	2,198
	TotalEnergies Capital International SA	3.700%	1/15/24	6,254	6,742
	TotalEnergies Capital International SA	2.434%	1/10/25	11,830	12,441
	TotalEnergies Capital International SA	3.455%	2/19/29	12,590	14,037
	TotalEnergies Capital International SA	2.829%	1/10/30	10,295	11,052
					473,741
Financials (17.8%)
	Aflac Inc.	1.125%	3/15/26	6,375	6,388
	Aflac Inc.	3.600%	4/1/30	19,050	21,475
[5,8]	AIG Global Funding	2.700%	12/15/21	285	288
[5,8]	AIG Global Funding	0.800%	7/7/23	13,570	13,670
[8]	AIG Global Funding	0.650%	6/17/24	13,000	12,966
[5,8]	AIG Global Funding	0.900%	9/22/25	29,000	28,652
	Allstate Corp.	0.750%	12/15/25	2,000	1,983
	Allstate Corp.	1.450%	12/15/30	18,000	17,207
	American Express Co.	3.700%	8/3/23	35,905	38,232
	American Express Co.	3.400%	2/22/24	11,135	11,917
	American Express Co.	3.000%	10/30/24	18,265	19,589
	Ameriprise Financial Inc.	3.000%	3/22/22	1,125	1,147
	Ameriprise Financial Inc.	3.000%	4/2/25	51,737	55,418
[5,8]	Athene Global Funding	1.200%	10/13/23	4,750	4,804
	Banco Santander SA	4.379%	4/12/28	2,585	2,953
	Banco Santander SA	3.306%	6/27/29	7,600	8,255
[5]	Bank of America Corp.	3.300%	1/11/23	12,370	12,909
[5]	Bank of America Corp.	2.816%	7/21/23	44,800	45,914
[5,9]	Bank of America Corp.	0.750%	7/26/23	8,000	9,672
[5]	Bank of America Corp.	3.004%	12/20/23	27,480	28,483
[5]	Bank of America Corp.	4.125%	1/22/24	10,000	10,888
[5]	Bank of America Corp.	3.550%	3/5/24	107,080	112,492
[5]	Bank of America Corp.	3.864%	7/23/24	33,950	36,182
[5]	Bank of America Corp.	3.458%	3/15/25	22,500	24,049
	Bank of America Corp.	0.976%	4/22/25	28,000	28,088
[5]	Bank of America Corp.	3.875%	8/1/25	4,582	5,089
[5]	Bank of America Corp.	0.981%	9/25/25	13,670	13,654
[5]	Bank of America Corp.	3.366%	1/23/26	44,735	48,216
[5]	Bank of America Corp.	2.015%	2/13/26	10,000	10,310
[5]	Bank of America Corp.	3.500%	4/19/26	3,998	4,401
[5]	Bank of America Corp.	1.319%	6/19/26	10,890	10,916
[5]	Bank of America Corp.	1.197%	10/24/26	13,480	13,370
[5]	Bank of America Corp.	3.559%	4/23/27	2,777	3,040
	Bank of America Corp.	1.734%	7/22/27	8,000	8,066
[5]	Bank of America Corp.	3.248%	10/21/27	4,500	4,881
[5]	Bank of America Corp.	3.824%	1/20/28	37,156	41,266
[5]	Bank of America Corp.	3.705%	4/24/28	5,800	6,414
[5]	Bank of America Corp.	3.419%	12/20/28	54,922	59,883
[5]	Bank of America Corp.	3.970%	3/5/29	3,000	3,382
[5]	Bank of America Corp.	2.087%	6/14/29	23,300	23,490
[5]	Bank of America Corp.	3.974%	2/7/30	1,960	2,222
[5]	Bank of America Corp.	3.194%	7/23/30	23,795	25,617
[5]	Bank of America Corp.	2.884%	10/22/30	37,816	39,809
[5]	Bank of America Corp.	2.496%	2/13/31	75	77
[5]	Bank of America Corp.	2.592%	4/29/31	7,500	7,721
[5]	Bank of America Corp.	1.898%	7/23/31	26,656	25,865
[5]	Bank of America Corp.	1.922%	10/24/31	5,000	4,873

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	2.687%	4/22/32	9,400	9,683
[5]	Bank of Montreal	3.300%	2/5/24	33,960	36,369
[5]	Bank of New York Mellon Corp.	3.450%	8/11/23	3,532	3,762
	Bank of New York Mellon Corp.	3.400%	5/15/24	1,100	1,185
[5]	Bank of New York Mellon Corp.	2.100%	10/24/24	2,500	2,620
[5]	Bank of New York Mellon Corp.	3.000%	2/24/25	700	753
[5]	Bank of New York Mellon Corp.	1.600%	4/24/25	12,400	12,729
[5]	Bank of New York Mellon Corp.	2.450%	8/17/26	2,825	3,000
[5]	Bank of New York Mellon Corp.	3.250%	5/16/27	10,000	10,994
[5]	Bank of New York Mellon Corp.	3.442%	2/7/28	7,827	8,621
	Bank of Nova Scotia	0.700%	4/15/24	12,000	12,012
	Bank of Nova Scotia	2.200%	2/3/25	9,530	9,950
	Bank of Nova Scotia	1.300%	6/11/25	17,120	17,284
	Bank of Nova Scotia	1.050%	3/2/26	14,350	14,208
	Bank of Nova Scotia	1.350%	6/24/26	15,000	14,998
	Bank of Nova Scotia	2.700%	8/3/26	7,520	8,032
	Bank of Nova Scotia	2.150%	8/1/31	10,000	9,962
[5,8]	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	37,330	38,250
[5,8]	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	39,510	42,105
[5,8]	Banque Federative du Credit Mutuel SA	0.650%	2/27/24	16,800	16,763
[5,8]	Banque Federative du Credit Mutuel SA	2.375%	11/21/24	11,000	11,511
[9]	Berkshire Hathaway Inc.	0.625%	1/17/23	8,000	9,607
	BlackRock Inc.	3.250%	4/30/29	3,750	4,194
	BlackRock Inc.	2.400%	4/30/30	14,497	15,178
	BlackRock Inc.	1.900%	1/28/31	2,800	2,800
[5,8]	BNP Paribas SA	2.219%	6/9/26	7,620	7,857
[5,8]	BPCE SA	1.000%	1/20/26	13,385	13,204
	Brookfield Finance Inc.	4.350%	4/15/30	4,000	4,622
	Brookfield Finance Inc.	2.724%	4/15/31	2,000	2,063
[5]	Canadian Imperial Bank of Commerce	2.606%	7/22/23	8,335	8,529
[5]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	7,975	8,516
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	3,800	4,040
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	7,650	7,616
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	9,975	9,925
[6,8]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	11,670	11,660
	Cboe Global Markets Inc.	1.625%	12/15/30	8,750	8,442
	Charles Schwab Corp.	3.850%	5/21/25	17,155	18,970
	Charles Schwab Corp.	0.900%	3/11/26	9,000	8,936
	Charles Schwab Corp.	1.150%	5/13/26	10,000	9,990
	Charles Schwab Corp.	3.200%	1/25/28	4,143	4,568
	Charles Schwab Corp.	2.000%	3/20/28	10,000	10,266
	Charles Schwab Corp.	4.000%	2/1/29	8,980	10,352
	Charles Schwab Corp.	3.250%	5/22/29	6,955	7,674
	Charles Schwab Corp.	4.625%	3/22/30	800	973
	Chubb INA Holdings Inc.	2.700%	3/13/23	440	458
	Chubb INA Holdings Inc.	3.350%	5/15/24	30,810	33,220
	Chubb INA Holdings Inc.	3.150%	3/15/25	9,485	10,249
	Chubb INA Holdings Inc.	3.350%	5/3/26	8,670	9,531
	Chubb INA Holdings Inc.	1.375%	9/15/30	16,500	15,697
[5]	Citigroup Inc.	2.312%	11/4/22	10,000	10,064
[5]	Citigroup Inc.	2.876%	7/24/23	20,000	20,509
[5]	Citigroup Inc.	1.678%	5/15/24	38,445	39,259
	Citigroup Inc.	0.981%	5/1/25	10,415	10,441
[5]	Citigroup Inc.	3.106%	4/8/26	10,000	10,698
	Citigroup Inc.	3.200%	10/21/26	3,310	3,586
	Citigroup Inc.	1.462%	6/9/27	16,080	16,011
[5]	Citigroup Inc.	2.666%	1/29/31	8,380	8,663
[5]	Citigroup Inc.	4.412%	3/31/31	11,593	13,553

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Citigroup Inc.	2.572%	6/3/31	5,000	5,138
	Citigroup Inc.	2.561%	5/1/32	10,000	10,188
	Cooperatieve Rabobank UA	2.750%	1/10/23	13,200	13,680
[5,8]	Cooperatieve Rabobank UA	3.875%	9/26/23	10,635	11,419
[5,9]	Cooperatieve Rabobank UA	0.625%	2/27/24	7,300	8,833
[5,8]	Cooperatieve Rabobank UA	2.625%	7/22/24	5,990	6,311
[5,8]	Cooperatieve Rabobank UA	1.339%	6/24/26	15,000	15,054
[5,8]	Credit Agricole SA	1.247%	1/26/27	8,335	8,202
	Credit Suisse AG	1.000%	5/5/23	14,470	14,617
[5]	Credit Suisse AG	3.625%	9/9/24	8,000	8,688
	Credit Suisse AG	2.950%	4/9/25	23,500	25,182
[5,9]	DNB Bank ASA	0.050%	11/14/23	8,000	9,557
[5,8]	DNB Bank ASA	1.127%	9/16/26	9,120	9,049
[8]	DNB Bank ASA	1.535%	5/25/27	10,000	10,011
[8]	Equitable Financial Life Global Funding	0.500%	4/6/23	18,750	18,775
[5,8]	Equitable Financial Life Global Funding	1.400%	7/7/25	22,980	23,207
[8]	F&G Global Funding	1.750%	6/30/26	13,400	13,452
[5]	Fifth Third Bank NA	2.250%	2/1/27	10,000	10,489
[5]	First Republic Bank	2.500%	6/6/22	15,420	15,705
[5]	First Republic Bank	1.912%	2/12/24	13,330	13,606
[8]	Five Corners Funding Trust	4.419%	11/15/23	15,000	16,342
	Franklin Resources Inc.	1.600%	10/30/30	5,000	4,805
[5,8]	GA Global Funding Trust	1.625%	1/15/26	5,600	5,668
	Goldman Sachs Group Inc.	5.750%	1/24/22	8,200	8,454
[5]	Goldman Sachs Group Inc.	2.876%	10/31/22	6,270	6,319
	Goldman Sachs Group Inc.	3.625%	1/22/23	295	310
[5]	Goldman Sachs Group Inc.	0.481%	1/27/23	15,000	15,000
	Goldman Sachs Group Inc.	3.200%	2/23/23	10,000	10,430
[5]	Goldman Sachs Group Inc.	2.908%	6/5/23	30,600	31,286
[5]	Goldman Sachs Group Inc.	2.905%	7/24/23	4,750	4,869
[5]	Goldman Sachs Group Inc.	0.627%	11/17/23	16,250	16,259
	Goldman Sachs Group Inc.	0.673%	3/8/24	25,000	25,045
[5,9]	Goldman Sachs Group Inc.	1.375%	5/15/24	8,000	9,733
[5]	Goldman Sachs Group Inc.	3.850%	7/8/24	2,100	2,271
[5]	Goldman Sachs Group Inc.	0.657%	9/10/24	45,375	45,294
	Goldman Sachs Group Inc.	3.500%	1/23/25	5,675	6,135
	Goldman Sachs Group Inc.	3.750%	5/22/25	8,560	9,366
	Goldman Sachs Group Inc.	0.855%	2/12/26	9,335	9,266
[9]	Goldman Sachs Group Inc.	2.875%	6/3/26	4,650	6,216
[5]	Goldman Sachs Group Inc.	1.093%	12/9/26	26,845	26,434
	Goldman Sachs Group Inc.	1.542%	9/10/27	25,000	24,923
	Goldman Sachs Group Inc.	1.992%	1/27/32	8,820	8,565
	Goldman Sachs Group Inc.	2.615%	4/22/32	6,600	6,750
[5]	HSBC Holdings plc	3.262%	3/13/23	48,755	49,739
	HSBC Holdings plc	3.600%	5/25/23	4,085	4,325
[5]	HSBC Holdings plc	3.033%	11/22/23	13,015	13,481
[5]	HSBC Holdings plc	3.950%	5/18/24	13,280	14,103
[9]	HSBC Holdings plc	0.875%	9/6/24	7,800	9,510
[5]	HSBC Holdings plc	3.803%	3/11/25	1,605	1,726
	HSBC Holdings plc	0.976%	5/24/25	24,000	23,987
[5]	HSBC Holdings plc	2.633%	11/7/25	26,491	27,806
	HSBC Holdings plc	4.300%	3/8/26	4,840	5,464
[5]	HSBC Holdings plc	1.645%	4/18/26	10,440	10,580
	HSBC Holdings plc	3.900%	5/25/26	3,650	4,057
[5]	HSBC Holdings plc	2.099%	6/4/26	25,000	25,714
[5]	HSBC Holdings plc	4.292%	9/12/26	10,050	11,185
	HSBC Holdings plc	1.589%	5/24/27	13,330	13,348
[5]	HSBC Holdings plc	4.041%	3/13/28	28,181	31,257

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	HSBC Holdings plc	2.013%	9/22/28	25,000	25,083
[5]	HSBC Holdings plc	4.583%	6/19/29	18,855	21,794
	HSBC Holdings plc	4.950%	3/31/30	10,000	12,069
[5]	HSBC Holdings plc	2.357%	8/18/31	7,440	7,444
	HSBC Holdings plc	2.804%	5/24/32	10,000	10,265
[5]	Huntington National Bank	2.500%	8/7/22	3,685	3,768
[5]	Huntington National Bank	3.550%	10/6/23	27,770	29,601
	ING Groep NV	4.100%	10/2/23	7,850	8,461
	Invesco Finance plc	3.125%	11/30/22	5,203	5,397
	Invesco Finance plc	4.000%	1/30/24	12,165	13,188
	Invesco Finance plc	3.750%	1/15/26	1,897	2,101
	JPMorgan Chase & Co.	2.972%	1/15/23	55,761	56,553
[5]	JPMorgan Chase & Co.	3.207%	4/1/23	71,543	73,052
[5]	JPMorgan Chase & Co.	2.776%	4/25/23	25,120	25,602
	JPMorgan Chase & Co.	2.700%	5/18/23	6,106	6,347
	JPMorgan Chase & Co.	3.875%	2/1/24	4,000	4,335
[5]	JPMorgan Chase & Co.	3.559%	4/23/24	60,810	64,125
	JPMorgan Chase & Co.	3.625%	5/13/24	5,500	5,961
[5]	JPMorgan Chase & Co.	1.514%	6/1/24	30,000	30,567
[5]	JPMorgan Chase & Co.	4.023%	12/5/24	15,235	16,443
	JPMorgan Chase & Co.	3.125%	1/23/25	14,156	15,191
	JPMorgan Chase & Co.	0.563%	2/16/25	10,125	10,062
[5]	JPMorgan Chase & Co.	3.220%	3/1/25	54,505	57,892
	JPMorgan Chase & Co.	0.824%	6/1/25	20,020	19,977
	JPMorgan Chase & Co.	0.969%	6/23/25	8,500	8,510
	JPMorgan Chase & Co.	3.900%	7/15/25	14,605	16,151
[5]	JPMorgan Chase & Co.	2.301%	10/15/25	13,250	13,789
[9]	JPMorgan Chase & Co.	3.000%	2/19/26	6,870	9,257
[5]	JPMorgan Chase & Co.	2.005%	3/13/26	4,650	4,801
[5]	JPMorgan Chase & Co.	2.083%	4/22/26	39,500	40,847
	JPMorgan Chase & Co.	3.200%	6/15/26	11,430	12,447
	JPMorgan Chase & Co.	1.045%	11/19/26	20,000	19,752
	JPMorgan Chase & Co.	4.125%	12/15/26	8,190	9,269
	JPMorgan Chase & Co.	1.040%	2/4/27	25,000	24,573
	JPMorgan Chase & Co.	1.578%	4/22/27	10,000	10,054
[5]	JPMorgan Chase & Co.	3.782%	2/1/28	8,595	9,538
[5]	JPMorgan Chase & Co.	3.540%	5/1/28	21,840	23,983
[5]	JPMorgan Chase & Co.	3.509%	1/23/29	8,575	9,448
[5]	JPMorgan Chase & Co.	4.005%	4/23/29	16,335	18,502
	JPMorgan Chase & Co.	2.069%	6/1/29	12,500	12,596
[5]	JPMorgan Chase & Co.	4.452%	12/5/29	37,465	43,792
[5]	JPMorgan Chase & Co.	3.702%	5/6/30	4,600	5,145
[5]	JPMorgan Chase & Co.	2.739%	10/15/30	20,000	20,970
[5]	JPMorgan Chase & Co.	4.493%	3/24/31	12,900	15,289
[5]	JPMorgan Chase & Co.	2.522%	4/22/31	15,000	15,416
	JPMorgan Chase & Co.	2.580%	4/22/32	10,000	10,274
	Lloyds Banking Group plc	4.050%	8/16/23	15,000	16,078
	Lloyds Banking Group plc	3.900%	3/12/24	5,000	5,417
[5,8]	LSEGA Financing plc	0.650%	4/6/24	5,000	4,990
[5,8]	LSEGA Financing plc	1.375%	4/6/26	14,145	14,169
[5,8]	Macquarie Group Ltd.	3.189%	11/28/23	3,973	4,116
[5,8]	Macquarie Group Ltd.	1.340%	1/12/27	7,470	7,401
[8]	Macquarie Group Ltd.	1.629%	9/23/27	6,665	6,634
[8]	Macquarie Group Ltd.	2.691%	6/23/32	10,000	10,022
[5]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	3,700	3,958
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	11,420	12,285
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	10,130	11,013
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	5,800	6,803

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	18,000	18,239
[5,8]	MassMutual Global Funding II	2.750%	6/22/24	14,920	15,823
[5,8]	MassMutual Global Funding II	2.950%	1/11/25	2,500	2,677
[5,8]	MassMutual Global Funding II	3.400%	3/8/26	13,000	14,281
	Mastercard Inc.	2.000%	3/3/25	14,133	14,773
	Mastercard Inc.	2.950%	11/21/26	22,315	24,342
	Mastercard Inc.	2.950%	6/1/29	11,000	12,023
[5]	MDGH - GMTN BV	2.750%	5/11/23	5,000	5,207
[5]	MDGH - GMTN BV	2.500%	11/7/24	624	656
	MetLife Inc.	4.550%	3/23/30	13,076	15,703
[5,8]	Metropolitan Life Global Funding I	1.950%	1/13/23	5,990	6,134
[5,8]	Metropolitan Life Global Funding I	3.600%	1/11/24	3,820	4,104
[5,8]	Metropolitan Life Global Funding I	3.450%	12/18/26	4,660	5,167
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	812	815
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	9,250	9,437
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	19,630	20,101
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	11,599	11,889
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	18,655	19,917
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	1,025	1,070
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	4,500	4,820
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	14,640	15,498
[5]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	33,375	33,535
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	10,250	10,668
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	45,530	49,987
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	11,555	11,679
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	427	477
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	1,807	1,922
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	1,163	1,299
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	6,550	7,374
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	8,000	8,655
[5,8]	Mizuho Bank Ltd.	3.750%	4/16/24	7,360	7,956
[5,8]	Mizuho Bank Ltd.	3.600%	9/25/24	6,300	6,835
[5]	Mizuho Financial Group Inc.	1.241%	7/10/24	17,100	17,328
[5]	Mizuho Financial Group Inc.	2.555%	9/13/25	5,000	5,233
[5,8]	Mizuho Financial Group Inc.	3.477%	4/12/26	12,178	13,331
	Mizuho Financial Group Inc.	1.234%	5/22/27	10,070	9,920
	Mizuho Financial Group Inc.	4.018%	3/5/28	2,250	2,566
[5]	Mizuho Financial Group Inc.	3.153%	7/16/30	5,400	5,818
[5]	Mizuho Financial Group Inc.	2.869%	9/13/30	4,000	4,201
[5]	Mizuho Financial Group Inc.	2.201%	7/10/31	5,000	4,993
[5]	Morgan Stanley	2.625%	11/17/21	12,900	13,017
	Morgan Stanley	2.750%	5/19/22	17,075	17,453
[5]	Morgan Stanley	3.125%	1/23/23	625	652
[5]	Morgan Stanley	3.750%	2/25/23	10,735	11,314
[5]	Morgan Stanley	0.529%	1/25/24	21,430	21,423
	Morgan Stanley	0.731%	4/5/24	21,355	21,402
[5]	Morgan Stanley	3.875%	4/29/24	17,649	19,188
[5,9]	Morgan Stanley	0.637%	7/26/24	8,000	9,635
[5]	Morgan Stanley	3.700%	10/23/24	10,687	11,653
	Morgan Stanley	0.790%	5/30/25	21,800	21,714
[5]	Morgan Stanley	2.720%	7/22/25	8,670	9,128
[5]	Morgan Stanley	4.000%	7/23/25	6,355	7,076
[5]	Morgan Stanley	0.864%	10/21/25	5,200	5,200
[5]	Morgan Stanley	3.875%	1/27/26	8,295	9,272
[5]	Morgan Stanley	2.188%	4/28/26	32,000	33,239
[5]	Morgan Stanley	3.125%	7/27/26	6,760	7,318
	Morgan Stanley	0.985%	12/10/26	9,470	9,330
	Morgan Stanley	3.625%	1/20/27	3,625	4,023

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	1.593%	5/4/27	3,575	3,600
[5]	Morgan Stanley	4.431%	1/23/30	15,000	17,590
[5]	Morgan Stanley	3.622%	4/1/31	10,000	11,169
[5]	Morgan Stanley	1.794%	2/13/32	11,680	11,235
[5]	Morgan Stanley	1.928%	4/28/32	1,285	1,250
	MUFG Americas Holdings Corp.	3.500%	6/18/22	2,065	2,129
	MUFG Americas Holdings Corp.	3.000%	2/10/25	1,600	1,706
[5,8]	MUFG Bank Ltd.	2.850%	9/8/21	260	261
[5]	MUFG Union Bank NA	2.100%	12/9/22	8,000	8,188
[5,9]	National Australia Bank Ltd.	0.250%	5/20/24	5,825	6,999
[5,8]	National Securities Clearing Corp.	0.750%	12/7/25	50,000	49,333
[5,9]	Nationwide Building Society	0.625%	4/19/23	8,000	9,654
[5,8]	Nationwide Building Society	1.000%	8/28/25	10,580	10,528
[5,8]	New York Life Global Funding	1.100%	5/5/23	3,170	3,211
[5,8]	New York Life Global Funding	2.350%	7/14/26	5,200	5,458
[5,8]	New York Life Global Funding	1.200%	8/7/30	15,000	14,089
[5,8]	Nordea Bank Abp	1.000%	6/9/23	6,680	6,758
[5,8]	Nordea Bank Abp	0.750%	8/28/25	34,800	34,406
[5,8]	Northwestern Mutual Global Funding	0.800%	1/14/26	8,320	8,191
[5,8]	Nuveen Finance LLC	4.125%	11/1/24	20,000	22,057
[5,8]	Pacific Life Global Funding II	0.500%	9/23/23	30,430	30,474
[5,8]	Pacific Life Global Funding II	1.200%	6/24/25	7,924	7,954
[5]	PNC Bank NA	2.950%	2/23/25	12,514	13,429
[5]	PNC Bank NA	3.250%	6/1/25	27	29
[5]	PNC Bank NA	3.100%	10/25/27	21,067	23,069
[5]	PNC Bank NA	3.250%	1/22/28	6,245	6,895
	PNC Financial Services Group Inc.	2.854%	11/9/22	1,335	1,380
	PNC Financial Services Group Inc.	3.500%	1/23/24	7,930	8,513
	PNC Financial Services Group Inc.	2.600%	7/23/26	2,820	3,006
	PNC Financial Services Group Inc.	3.150%	5/19/27	4,000	4,377
	PNC Financial Services Group Inc.	3.450%	4/23/29	11,370	12,724
	PNC Financial Services Group Inc.	2.550%	1/22/30	5,000	5,264
[5,8]	Pricoa Global Funding I	0.800%	9/1/25	2,445	2,425
	Progressive Corp.	3.200%	3/26/30	8,620	9,482
[8]	Protective Life Global Funding	0.502%	4/12/23	4,970	4,975
[5,8]	Protective Life Global Funding	0.631%	10/13/23	11,770	11,804
[8]	Protective Life Global Funding	1.618%	4/15/26	11,760	11,924
[5]	Prudential Financial Inc.	1.500%	3/10/26	4,500	4,574
	Prudential plc	3.125%	4/14/30	3,500	3,770
[5]	Royal Bank of Canada	3.700%	10/5/23	8,740	9,373
[5]	Royal Bank of Canada	2.550%	7/16/24	14,025	14,798
[9]	Royal Bank of Canada	0.125%	7/23/24	7,800	9,322
[5]	Royal Bank of Canada	2.250%	11/1/24	28,806	30,188
[5]	Royal Bank of Canada	1.150%	6/10/25	19,250	19,356
	Royal Bank of Canada	1.200%	4/27/26	17,540	17,521
[8]	Security Benefit Global Funding	1.250%	5/17/24	4,000	4,005
[5,8]	Skandinaviska Enskilda Banken AB	0.850%	9/2/25	57,625	57,103
	State Street Corp.	3.300%	12/16/24	31,592	34,426
	State Street Corp.	3.550%	8/18/25	2,630	2,915
[5]	State Street Corp.	2.354%	11/1/25	1,400	1,473
	State Street Corp.	2.901%	3/30/26	2,280	2,430
	State Street Corp.	2.400%	1/24/30	6,970	7,273
	State Street Corp.	3.152%	3/30/31	11,280	12,362
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	2,720	2,738
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	9,575	9,818
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	16,022	16,512
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	6,970	7,263
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	11,590	12,364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	7,750	8,360
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	44,049	46,559
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	11,660	12,186
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	23,595	23,866
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	6,730	6,647
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	14,962	15,892
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	1,449	1,564
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	10,290	11,326
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	3,500	3,827
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	1,000	1,100
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	4,040	4,471
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	2,850	3,306
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	13,550	14,526
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	12,030	12,650
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	10,000	10,054
[5,8]	Svenska Handelsbanken AB	0.625%	6/30/23	14,000	14,063
[8]	Svenska Handelsbanken AB	0.550%	6/11/24	23,500	23,399
[5,9]	Svenska Handelsbanken AB	0.125%	6/18/24	5,825	6,983
[8]	Svenska Handelsbanken AB	1.418%	6/11/27	5,400	5,384
[5,8]	Swedbank AB	0.600%	9/25/23	14,050	14,071
	TD Ameritrade Holding Corp.	3.625%	4/1/25	3,670	4,013
	TD Ameritrade Holding Corp.	3.300%	4/1/27	4,574	5,021
[5]	Toronto-Dominion Bank	0.750%	6/12/23	43,170	43,481
[5]	Toronto-Dominion Bank	3.500%	7/19/23	6,905	7,343
[5,9]	Toronto-Dominion Bank	0.625%	7/20/23	5,825	7,041
	Toronto-Dominion Bank	0.550%	3/4/24	16,780	16,767
[5]	Toronto-Dominion Bank	2.650%	6/12/24	3,434	3,636
[5]	Toronto-Dominion Bank	1.150%	6/12/25	43,550	43,874
[5]	Toronto-Dominion Bank	0.750%	9/11/25	16,000	15,847
[5]	Toronto-Dominion Bank	3.625%	9/15/31	1,250	1,383
[5]	Truist Bank	3.200%	4/1/24	12,550	13,427
[5]	Truist Bank	3.689%	8/2/24	3,135	3,344
[5]	Truist Bank	2.150%	12/6/24	50,883	53,218
[5]	Truist Bank	1.500%	3/10/25	7,500	7,669
[5]	Truist Bank	4.050%	11/3/25	34,710	39,009
[5]	Truist Bank	2.250%	3/11/30	5,950	6,035
[5]	Truist Financial Corp.	2.200%	3/16/23	3,000	3,088
[5]	Truist Financial Corp.	3.750%	12/6/23	17,600	18,928
[5]	Truist Financial Corp.	2.500%	8/1/24	76,382	80,536
[5]	Truist Financial Corp.	1.200%	8/5/25	8,030	8,101
[5]	Truist Financial Corp.	1.267%	3/2/27	6,620	6,614
[5]	Truist Financial Corp.	1.125%	8/3/27	14,735	14,384
[5]	Truist Financial Corp.	1.887%	6/7/29	10,000	10,052
[5]	Truist Financial Corp.	1.950%	6/5/30	3,750	3,755
[8]	UBS AG	0.375%	6/1/23	8,000	7,989
[5,8]	UBS AG	0.450%	2/9/24	15,000	14,920
[8]	UBS AG	1.250%	6/1/26	12,000	11,974
[5,8]	UBS Group AG	2.650%	2/1/22	24,139	24,472
[5,8]	UBS Group AG	3.491%	5/23/23	3,535	3,630
[5,8]	UBS Group AG	2.859%	8/15/23	26,640	27,328
[5,8]	UBS Group AG	1.008%	7/30/24	6,665	6,712
[5,8]	UBS Group AG	4.125%	9/24/25	7,590	8,462
[5,8]	UBS Group AG	4.125%	4/15/26	1,500	1,681
[5,8]	UBS Group AG	1.364%	1/30/27	19,165	19,039
[5]	US Bancorp	3.700%	1/30/24	2,235	2,408
	US Bancorp	3.375%	2/5/24	5,650	6,046
[9]	US Bancorp	0.850%	6/7/24	15,108	18,402
	US Bancorp	1.450%	5/12/25	31,180	31,875

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	US Bancorp	3.950%	11/17/25	9,450	10,624
[5]	US Bancorp	3.150%	4/27/27	8,000	8,762
[5]	US Bancorp	3.000%	7/30/29	3,000	3,246
[5]	US Bancorp	1.375%	7/22/30	10,000	9,607
[5]	US Bank NA	2.050%	1/21/25	13,010	13,579
[5]	US Bank NA	2.800%	1/27/25	3,900	4,167
[8]	USAA Capital Corp.	1.500%	5/1/23	1,580	1,612
[8]	USAA Capital Corp.	2.125%	5/1/30	2,400	2,427
	Visa Inc.	3.150%	12/14/25	59,590	65,197
	Visa Inc.	1.900%	4/15/27	4,000	4,133
[5]	Wells Fargo & Co.	3.450%	2/13/23	8,300	8,699
[5]	Wells Fargo & Co.	3.750%	1/24/24	18,285	19,665
[5,9]	Wells Fargo & Co.	0.500%	4/26/24	15,280	18,393
[5]	Wells Fargo & Co.	1.654%	6/2/24	5,000	5,108
[5]	Wells Fargo & Co.	3.300%	9/9/24	8,943	9,639
[5]	Wells Fargo & Co.	3.000%	2/19/25	15,170	16,236
	Wells Fargo & Co.	0.805%	5/19/25	9,255	9,238
[5]	Wells Fargo & Co.	2.406%	10/30/25	14,968	15,660
[5]	Wells Fargo & Co.	2.164%	2/11/26	7,000	7,263
	Wells Fargo & Co.	3.000%	4/22/26	20,000	21,510
[5]	Wells Fargo & Co.	2.188%	4/30/26	10,000	10,382
	Wells Fargo & Co.	3.000%	10/23/26	16,620	17,920
[5]	Wells Fargo & Co.	3.196%	6/17/27	7,100	7,669
[5]	Wells Fargo & Co.	3.584%	5/22/28	10,500	11,560
[5]	Wells Fargo & Co.	2.393%	6/2/28	9,270	9,612
[5]	Wells Fargo & Co.	4.150%	1/24/29	8,575	9,869
[5]	Wells Fargo & Co.	2.879%	10/30/30	700	741
[5]	Wells Fargo & Co.	2.572%	2/11/31	5,000	5,176
[5,9]	Westpac Banking Corp.	0.750%	10/17/23	13,825	16,803
	Westpac Banking Corp.	3.300%	2/26/24	3,830	4,106
	Westpac Banking Corp.	2.350%	2/19/25	17,000	17,869
	Westpac Banking Corp.	3.350%	3/8/27	11,893	13,153
	Westpac Banking Corp.	2.650%	1/16/30	2,500	2,679
	Westpac Banking Corp.	2.150%	6/3/31	12,220	12,358
					5,932,657
Health Care (1.9%)
[9]	Abbott Ireland Financing DAC	0.875%	9/27/23	8,000	9,720
	Abbott Laboratories	2.950%	3/15/25	9,405	10,104
[5]	Ascension Health	2.532%	11/15/29	2,500	2,637
	Bristol-Myers Squibb Co.	2.750%	2/15/23	24,000	24,875
	Bristol-Myers Squibb Co.	2.900%	7/26/24	39,015	41,605
	Bristol-Myers Squibb Co.	3.875%	8/15/25	11,229	12,495
	Bristol-Myers Squibb Co.	3.200%	6/15/26	33,439	36,710
	Bristol-Myers Squibb Co.	1.125%	11/13/27	16,000	15,738
	Bristol-Myers Squibb Co.	3.450%	11/15/27	4,000	4,461
	Bristol-Myers Squibb Co.	3.900%	2/20/28	9,949	11,383
	Bristol-Myers Squibb Co.	3.400%	7/26/29	42,525	47,636
	Bristol-Myers Squibb Co.	1.450%	11/13/30	16,500	15,951
	Eli Lilly & Co.	3.375%	3/15/29	8,803	9,879
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	14,500	16,615
[5,9]	GlaxoSmithKline Capital plc	0.125%	5/12/23	13,825	16,522
	GlaxoSmithKline Capital plc	3.000%	6/1/24	21,524	22,954
	GlaxoSmithKline Capital plc	3.375%	6/1/29	12,762	14,186
[5,8]	Health Care Service Corp. A Mutual Legal Reserve Co.	2.200%	6/1/30	8,000	8,031
	Johnson & Johnson	2.950%	3/3/27	385	421
	Johnson & Johnson	0.950%	9/1/27	6,000	5,893
	Johnson & Johnson	2.900%	1/15/28	12,444	13,612

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Medtronic Inc.	3.500%	3/15/25	25,799	28,318
	Merck & Co. Inc.	2.750%	2/10/25	8,200	8,737
	Merck & Co. Inc.	3.400%	3/7/29	25,000	28,019
[5]	Mercy Health	4.302%	7/1/28	7,000	8,227
	Novartis Capital Corp.	2.000%	2/14/27	13,000	13,518
	Novartis Capital Corp.	2.200%	8/14/30	27,712	28,659
	Pfizer Inc.	3.400%	5/15/24	13,345	14,448
	Pfizer Inc.	2.750%	6/3/26	6,550	7,087
	Pfizer Inc.	3.450%	3/15/29	13,000	14,625
	Pfizer Inc.	2.625%	4/1/30	8,500	9,064
[5]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	300	320
[5]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,000	5,241
[5,8]	Roche Holdings Inc.	2.625%	5/15/26	1,000	1,068
[5]	SSM Health Care Corp.	3.688%	6/1/23	13,150	13,821
	UnitedHealth Group Inc.	2.875%	3/15/23	650	678
	UnitedHealth Group Inc.	3.500%	2/15/24	5,820	6,268
	UnitedHealth Group Inc.	0.550%	5/15/24	21,600	21,584
	UnitedHealth Group Inc.	2.375%	8/15/24	5,025	5,287
	UnitedHealth Group Inc.	3.750%	7/15/25	1,925	2,136
	UnitedHealth Group Inc.	1.250%	1/15/26	6,810	6,868
	UnitedHealth Group Inc.	1.150%	5/15/26	6,460	6,464
	UnitedHealth Group Inc.	3.450%	1/15/27	9,140	10,145
	UnitedHealth Group Inc.	2.950%	10/15/27	1,966	2,140
	UnitedHealth Group Inc.	3.850%	6/15/28	8,630	9,915
	UnitedHealth Group Inc.	3.875%	12/15/28	8,345	9,610
	UnitedHealth Group Inc.	2.875%	8/15/29	1,101	1,188
	UnitedHealth Group Inc.	2.300%	5/15/31	11,500	11,778
					616,641
Industrials (1.5%)
	3M Co.	2.000%	2/14/25	28,325	29,509
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	1,265	1,366
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	12,423	13,442
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	1,175	1,266
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	3,575	3,944
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	7,535	8,301
[5]	Caterpillar Financial Services Corp.	2.850%	6/1/22	6,100	6,251
[5]	Caterpillar Financial Services Corp.	2.400%	6/6/22	2,596	2,650
[5]	Caterpillar Financial Services Corp.	3.750%	11/24/23	640	691
[5]	Caterpillar Financial Services Corp.	2.150%	11/8/24	11,095	11,621
[5]	Caterpillar Financial Services Corp.	0.800%	11/13/25	15,600	15,509
	Caterpillar Inc.	2.600%	9/19/29	12,000	12,808
[5]	CSX Transportation Inc.	6.251%	1/15/23	973	1,047
	Cummins Inc.	0.750%	9/1/25	8,000	7,949
	Cummins Inc.	1.500%	9/1/30	25,000	24,121
	Emerson Electric Co.	0.875%	10/15/26	9,640	9,505
	Emerson Electric Co.	1.800%	10/15/27	879	900
	General Dynamics Corp.	3.250%	4/1/25	22,061	23,911
	General Dynamics Corp.	3.500%	5/15/25	3,754	4,114
	General Dynamics Corp.	2.125%	8/15/26	4,694	4,907
	General Dynamics Corp.	3.500%	4/1/27	16,745	18,609
	General Dynamics Corp.	2.625%	11/15/27	31,170	33,306
	General Dynamics Corp.	3.750%	5/15/28	5,580	6,345
	General Dynamics Corp.	3.625%	4/1/30	4,100	4,638
	General Dynamics Corp.	2.250%	6/1/31	5,000	5,132
	Honeywell International Inc.	1.950%	6/1/30	22,500	22,860
	Illinois Tool Works Inc.	2.650%	11/15/26	7,640	8,194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	John Deere Capital Corp.	2.650%	6/24/24	6,600	7,023
[5]	John Deere Capital Corp.	1.050%	6/17/26	85,000	84,800
[5]	John Deere Capital Corp.	2.250%	9/14/26	3,790	3,992
[5]	John Deere Capital Corp.	2.000%	6/17/31	35,000	35,298
	Lockheed Martin Corp.	3.550%	1/15/26	14,639	16,183
	Lockheed Martin Corp.	1.850%	6/15/30	5,895	5,916
	Precision Castparts Corp.	2.500%	1/15/23	10,440	10,734
[5,8]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	35,630	35,639
[9]	United Parcel Service Inc.	0.375%	11/15/23	5,825	7,003
	United Parcel Service Inc.	2.200%	9/1/24	7,175	7,521
	United Parcel Service Inc.	3.400%	3/15/29	5,000	5,616
					502,621
Materials (0.4%)
[5,8]	Air Liquide Finance SA	2.250%	9/27/23	25,555	26,504
	Air Products and Chemicals Inc.	1.850%	5/15/27	1,120	1,150
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	2,755	2,801
[5,8]	Georgia-Pacific LLC	0.950%	5/15/26	50,855	50,041
	Linde Inc.	1.100%	8/10/30	12,430	11,686
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	7,025	7,784
[5,8]	SABIC Capital II BV	4.000%	10/10/23	17,612	18,900
					118,866
Real Estate (0.8%)
[5]	AvalonBay Communities Inc.	3.350%	5/15/27	2,960	3,251
[5]	AvalonBay Communities Inc.	3.200%	1/15/28	2,250	2,441
[5]	AvalonBay Communities Inc.	2.300%	3/1/30	5,000	5,123
	Camden Property Trust	4.875%	6/15/23	5,935	6,352
	Camden Property Trust	4.250%	1/15/24	16,018	17,277
	Camden Property Trust	3.500%	9/15/24	435	466
	ERP Operating LP	2.850%	11/1/26	6,140	6,568
	ERP Operating LP	4.150%	12/1/28	11,480	13,192
	ERP Operating LP	3.000%	7/1/29	8,120	8,735
	ERP Operating LP	2.500%	2/15/30	1,500	1,554
	Prologis LP	2.125%	4/15/27	3,600	3,752
	Prologis LP	1.250%	10/15/30	10,000	9,415
	Public Storage	3.094%	9/15/27	3,000	3,294
	Public Storage	1.850%	5/1/28	5,710	5,754
	Public Storage	3.385%	5/1/29	11,800	13,106
	Public Storage	2.300%	5/1/31	11,670	11,910
[7]	Public Storage, SOFR + 0.470%	0.495%	4/23/24	14,690	14,719
	Realty Income Corp.	3.875%	4/15/25	28,632	31,607
	Realty Income Corp.	0.750%	3/15/26	4,710	4,619
	Realty Income Corp.	4.125%	10/15/26	16,355	18,541
	Simon Property Group LP	3.750%	2/1/24	2,550	2,734
	Simon Property Group LP	3.375%	10/1/24	5,740	6,179
	Simon Property Group LP	3.500%	9/1/25	17,754	19,444
	Simon Property Group LP	3.300%	1/15/26	12,080	13,146
	Simon Property Group LP	3.375%	6/15/27	10,780	11,743
	Simon Property Group LP	3.375%	12/1/27	6,775	7,384
	Simon Property Group LP	1.750%	2/1/28	5,000	4,981
	Simon Property Group LP	2.450%	9/13/29	3,300	3,395
	Simon Property Group LP	2.650%	7/15/30	11,500	11,931
					262,613
Technology (2.0%)
	Adobe Inc.	2.150%	2/1/27	46,105	48,294
	Apple Inc.	3.000%	2/9/24	8,675	9,205
	Apple Inc.	3.450%	5/6/24	6,000	6,495
	Apple Inc.	2.850%	5/11/24	7,045	7,479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	2.750%	1/13/25	9,240	9,879
	Apple Inc.	2.500%	2/9/25	3,430	3,639
	Apple Inc.	1.125%	5/11/25	3,000	3,036
	Apple Inc.	3.200%	5/13/25	5,635	6,144
	Apple Inc.	3.250%	2/23/26	11,092	12,180
	Apple Inc.	2.450%	8/4/26	7,245	7,707
	Apple Inc.	2.050%	9/11/26	8,000	8,370
	Apple Inc.	3.350%	2/9/27	13,158	14,606
	Apple Inc.	2.900%	9/12/27	19,825	21,611
	Apple Inc.	3.000%	11/13/27	5,280	5,779
	Apple Inc.	1.200%	2/8/28	38,000	37,434
	Apple Inc.	1.650%	2/8/31	14,000	13,777
	Automatic Data Processing Inc.	1.700%	5/15/28	23,390	23,583
	Automatic Data Processing Inc.	1.250%	9/1/30	20,000	19,105
	Intel Corp.	3.400%	3/25/25	27,000	29,475
	Intel Corp.	3.700%	7/29/25	10,000	11,050
	Intel Corp.	3.750%	3/25/27	4,660	5,264
	Intel Corp.	2.450%	11/15/29	21,350	22,487
[9]	International Business Machines Corp.	0.375%	1/31/23	8,000	9,586
	International Business Machines Corp.	3.000%	5/15/24	6,703	7,143
	International Business Machines Corp.	3.450%	2/19/26	2,500	2,760
	International Business Machines Corp.	3.300%	5/15/26	61,085	67,176
	International Business Machines Corp.	3.500%	5/15/29	19,985	22,374
	Microsoft Corp.	3.125%	11/3/25	1,365	1,489
	Microsoft Corp.	2.400%	8/8/26	3,825	4,076
	NVIDIA Corp.	1.550%	6/15/28	50,000	49,814
	NVIDIA Corp.	2.850%	4/1/30	5,000	5,414
	NVIDIA Corp.	2.000%	6/15/31	40,000	40,044
	QUALCOMM Inc.	3.250%	5/20/27	10,570	11,673
	QUALCOMM Inc.	1.300%	5/20/28	25,188	24,653
	QUALCOMM Inc.	1.650%	5/20/32	21,117	20,192
	S&P Global Inc.	2.500%	12/1/29	10,680	11,214
[6]	salesforce.com Inc.	1.500%	7/15/28	15,000	14,998
[6]	salesforce.com Inc.	1.950%	7/15/31	17,500	17,527
	Texas Instruments Inc.	2.625%	5/15/24	1,980	2,089
	Texas Instruments Inc.	2.250%	9/4/29	10,000	10,412
	Texas Instruments Inc.	1.750%	5/4/30	9,245	9,190
					658,423
Utilities (1.9%)
	AEP Transmission Co. LLC	3.100%	12/1/26	8,040	8,735
	Ameren Illinois Co.	1.550%	11/15/30	8,575	8,252
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	14,200	15,180
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	11,165	12,269
[5]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	8,745	8,975
	Commonwealth Edison Co.	2.550%	6/15/26	2,480	2,639
[5]	Connecticut Light & Power Co.	3.200%	3/15/27	21,650	23,789
[5]	Connecticut Light & Power Co.	2.050%	7/1/31	15,000	15,116
	DTE Electric Co.	2.650%	6/15/22	10,112	10,279
	DTE Electric Co.	3.650%	3/15/24	8,453	9,074
	DTE Electric Co.	3.375%	3/1/25	520	562
[5]	DTE Electric Co.	1.900%	4/1/28	4,400	4,475
	DTE Electric Co.	2.250%	3/1/30	11,838	12,160
[5]	DTE Electric Co.	2.625%	3/1/31	9,170	9,664
	Duke Energy Carolinas LLC	3.950%	11/15/28	6,005	6,887
	Duke Energy Carolinas LLC	2.450%	8/15/29	7,430	7,729
	Duke Energy Carolinas LLC	2.550%	4/15/31	8,555	8,896
	Duke Energy Florida LLC	3.200%	1/15/27	17,632	19,260

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Florida LLC	3.800%	7/15/28	10,765	12,193
	Duke Energy Florida LLC	2.500%	12/1/29	16,960	17,798
	Duke Energy Progress LLC	3.375%	9/1/23	2,500	2,653
	Duke Energy Progress LLC	3.250%	8/15/25	8,126	8,831
	Duke Energy Progress LLC	3.700%	9/1/28	12,100	13,622
	Duke Energy Progress LLC	3.450%	3/15/29	1,520	1,684
	Entergy Arkansas LLC	3.700%	6/1/24	6,213	6,709
	Entergy Arkansas LLC	3.500%	4/1/26	10,288	11,309
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	8,675	9,969
	Entergy Louisiana LLC	4.050%	9/1/23	1,075	1,147
	Entergy Louisiana LLC	2.400%	10/1/26	5,560	5,824
	Entergy Louisiana LLC	3.120%	9/1/27	11,909	12,996
	Entergy Louisiana LLC	1.600%	12/15/30	4,435	4,248
	Entergy Louisiana LLC	2.350%	6/15/32	3,950	4,006
	Evergy Kansas Central Inc.	2.550%	7/1/26	13,385	14,156
	Florida Power & Light Co.	2.850%	4/1/25	28,543	30,502
	Georgia Power Co.	2.850%	5/15/22	1,820	1,861
[5,8]	Korea East-West Power Co. Ltd.	1.750%	5/6/25	15,000	15,315
	MidAmerican Energy Co.	3.100%	5/1/27	1,170	1,278
	MidAmerican Energy Co.	3.650%	4/15/29	2,010	2,276
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	3,375	3,490
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	4,350	4,592
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	11,255	12,271
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	9,675	10,652
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	10,945	12,433
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	9,996	11,210
[5]	Nevada Power Co.	2.400%	5/1/30	8,360	8,619
	NSTAR Electric Co.	2.375%	10/15/22	4,490	4,580
[5]	Ohio Power Co.	1.625%	1/15/31	4,975	4,784
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	20,000	21,225
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	6,350	6,785
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	23,000	22,450
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	8,555	9,680
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	2,750	2,930
	PacifiCorp	3.600%	4/1/24	7,640	8,201
	PacifiCorp	3.500%	6/15/29	27,904	30,999
	Potomac Electric Power Co.	3.600%	3/15/24	4,925	5,283
[5]	Public Service Electric & Gas Co.	3.000%	5/15/25	8,385	8,991
[5]	Public Service Electric & Gas Co.	2.250%	9/15/26	5,000	5,248
[5]	Public Service Electric & Gas Co.	3.000%	5/15/27	5,430	5,874
[5]	Public Service Electric & Gas Co.	3.700%	5/1/28	1,980	2,246
[5]	Public Service Electric & Gas Co.	3.650%	9/1/28	2,730	3,083
[5]	Public Service Electric & Gas Co.	2.450%	1/15/30	7,500	7,821
	Southwestern Public Service Co.	3.300%	6/15/24	14,881	15,822
	Union Electric Co.	2.950%	6/15/27	1,177	1,272
	Union Electric Co.	2.950%	3/15/30	15,000	16,102
	Virginia Electric & Power Co.	2.950%	1/15/22	2,040	2,055
[5]	Virginia Electric & Power Co.	2.750%	3/15/23	2,515	2,602
	Virginia Electric & Power Co.	3.450%	2/15/24	1,730	1,844
[5]	Virginia Electric & Power Co.	3.100%	5/15/25	6,210	6,646
[5]	Virginia Electric & Power Co.	3.150%	1/15/26	5,700	6,205
[5]	Virginia Electric & Power Co.	2.950%	11/15/26	10,000	10,804

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Virginia Electric & Power Co.	3.500%	3/15/27	6,260	6,944
					646,061
Total Corporate Bonds (Cost $10,011,134)					10,290,183
Sovereign Bonds (2.6%)
[5]	Arab Petroleum Investments Corp.	1.460%	6/30/25	2,880	2,913
[5,8]	Banco del Estado de Chile	2.704%	1/9/25	9,000	9,389
[5,8]	Bermuda	4.138%	1/3/23	2,700	2,843
[5]	Bermuda	4.138%	1/3/23	1,150	1,213
[5,8]	Bermuda	4.854%	2/6/24	3,206	3,533
[5]	Bermuda	4.854%	2/6/24	13,034	14,392
[5]	Bermuda	3.717%	1/25/27	8,089	8,867
[5]	Bermuda	4.750%	2/15/29	3,810	4,469
[5,8]	Bermuda	2.375%	8/20/30	15,000	15,002
[5,8]	CDP Financial Inc.	3.150%	7/24/24	1,519	1,636
[5]	CDP Financial Inc.	3.150%	7/24/24	20,000	21,544
[5,8]	CDP Financial Inc.	0.875%	6/10/25	40,000	40,084
	Corp. Andina de Fomento	4.375%	6/15/22	6,291	6,520
[5,8,10]	Development Bank of Japan Inc.	3.125%	9/6/23	12,000	12,684
[5,10]	Development Bank of Japan Inc.	2.750%	9/16/25	8,500	9,123
[5,8,11]	Dexia Credit Local SA	1.875%	9/15/21	14,000	14,043
[5,8,11]	Dexia Credit Local SA	2.375%	9/20/22	16,910	17,330
[5,8,11]	Dexia Credit Local SA	3.250%	9/26/23	70,000	74,246
	Equinor ASA	3.150%	1/23/22	8,000	8,127
	Equinor ASA	2.450%	1/17/23	1,904	1,965
	Equinor ASA	3.700%	3/1/24	7,000	7,567
	Export-Import Bank of Korea	1.875%	10/21/21	10,000	10,045
	Export-Import Bank of Korea	3.000%	11/1/22	2,000	2,068
	Export-Import Bank of Korea	2.375%	6/25/24	18,000	18,958
	Export-Import Bank of Korea	3.250%	11/10/25	10,000	10,928
	Export-Import Bank of Korea	2.625%	5/26/26	2,000	2,143
[5]	Hydro-Quebec	8.050%	7/7/24	470	570
[5]	IDB Trust Services Ltd.	2.393%	4/12/22	25,624	26,003
[10]	Japan Bank for International Cooperation	3.375%	10/31/23	10,000	10,666
[5,10]	Japan Bank for International Cooperation	2.500%	5/23/24	20,000	21,083
[5]	Kingdom of Saudi Arabia	2.375%	10/26/21	12,238	12,318
[5]	Kingdom of Saudi Arabia	4.000%	4/17/25	5,918	6,545
	Korea Development Bank	4.625%	11/16/21	605	615
	Korea Development Bank	3.375%	3/12/23	30,000	31,441
	Korea Development Bank	2.125%	10/1/24	33,000	34,606
[5]	Korea Electric Power Corp.	1.125%	6/15/25	18,400	18,354
[5]	Korea Hydro & Nuclear Power Co. Ltd.	4.750%	7/13/21	9,984	9,997
[8]	Korea Hydro & Nuclear Power Co. Ltd.	1.250%	4/27/26	35,000	34,835
[5]	KSA Sukuk Ltd.	3.628%	4/20/27	13,168	14,516
[5]	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	510	547
[5,8]	Ontario Teachers' Cadillac Fairview Properties Trust	3.125%	3/20/22	20,096	20,454
[5,8]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,600	7,284
[5,8]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	24,580	28,030
[5,8]	Ontario Teachers' Finance Trust	1.250%	9/27/30	25,000	23,910
	Province of Manitoba	2.100%	9/6/22	2,100	2,145
	Province of Quebec	2.750%	8/25/21	10,150	10,189
[5]	Province of Quebec	7.500%	7/15/23	2,065	2,353
[5]	Province of Quebec	7.125%	2/9/24	2,674	3,117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,8]	Qatar Petroleum	1.375%	9/12/26	27,202	27,176
	Republic of Chile	3.125%	3/27/25	5,000	5,373
[5]	Republic of Chile	3.240%	2/6/28	11,616	12,646
[5]	Republic of Lithuania	6.625%	2/1/22	16,800	17,414
	Republic of Poland	5.000%	3/23/22	29,062	30,078
[5]	Republic of Slovenia	5.500%	10/26/22	3,385	3,617
[5]	Republic of Slovenia	5.250%	2/18/24	18,841	21,107
[5,8]	Saudi Arabian Oil Co.	1.250%	11/24/23	11,000	11,113
[5]	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	888	958
[5]	Sinopec Group Overseas Development 2014 Ltd.	4.375%	4/10/24	288	315
[5]	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	304	325
[5,8]	Slovak Republic	4.375%	5/21/22	2,500	2,591
[5]	Slovak Republic	4.375%	5/21/22	706	733
[5]	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	800	835
[5]	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	12,340	12,547
[5]	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	7,920	8,719
	State of Israel	2.750%	7/3/30	11,864	12,685
[5]	State of Qatar	4.500%	1/20/22	29,000	29,656
[5]	State of Qatar	3.875%	4/23/23	2,501	2,656
[5]	State of Qatar	3.400%	4/16/25	9,195	10,031
[5]	State of Qatar	3.250%	6/2/26	3,600	3,945
[5,8]	Temasek Financial I Ltd.	2.375%	1/23/23	2,000	2,060
[5,8]	Temasek Financial I Ltd.	3.625%	8/1/28	20,000	22,666
Total Sovereign Bonds (Cost $851,263)					880,456
Taxable Municipal Bonds (1.0%)
	California GO	2.650%	4/1/26	50,000	53,802
	Dallas TX Waterworks & Sewer System Revenue	2.589%	10/1/27	1,450	1,545
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	75,000	76,214
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	55,000	56,074
	New York City NY GO	3.750%	6/1/28	1,020	1,118
	New York City NY GO	2.330%	10/1/29	5,000	5,239
	Texas Public Finance Authority GO	2.531%	10/1/23	480	502
	University of California Revenue	3.063%	7/1/25	3,430	3,708
	University of California Revenue	1.316%	5/15/27	25,000	25,076
	University of California Revenue	3.349%	7/1/29	48,635	54,826
	University of California Revenue	1.614%	5/15/30	34,665	34,339
[12]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	2,410	2,805
Total Taxable Municipal Bonds (Cost $309,530)					315,248

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (9.8%)
Money Market Fund (9.8%)
[13]	Vanguard Market Liquidity Fund (Cost $3,279,261)	0.056%	32,792,657	3,279,266
Total Investments (112.0%) (Cost $36,867,638)				37,300,940
Other Assets and Liabilities—Net (-12.0%)				(3,986,576)
Net Assets (100%)				33,314,364
Cost is in $000.
1	Securities with a value of $5,076,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $4,800,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $14,445,000 have been segregated as initial margin for open futures contracts.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2021.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $2,284,720,000, representing 6.9% of net assets.
9	Face amount denominated in euro.
10	Guaranteed by the Government of Japan.
11	Guaranteed by multiple countries.
12	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1M—1-month.
1YR—1-year.
3M—3-month.
CMT—Constant Maturing Treasury Rate.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2021	4,906	605,546	(1,611)

Short Futures Contracts
2-Year U.S. Treasury Note	September 2021	(267)	(58,825)	(13)
10-Year U.S. Treasury Note	September 2021	(1,800)	(238,500)	(515)
Euro-Bobl	September 2021	(348)	(55,356)	59
Euro-Schatz	September 2021	(1,949)	(259,159)	45
Long U.S. Treasury Bond	September 2021	(765)	(122,974)	(754)
Ultra 10-Year U.S. Treasury Note	September 2021	(1,067)	(157,066)	(434)
Ultra Long U.S. Treasury Bond	September 2021	(517)	(99,619)	(679)
				(2,291)
				(3,902)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Barclays Bank plc	7/27/21	EUR	5,740	USD	6,858	—	(48)
Bank of America, N.A.	7/29/21	EUR	855	USD	1,021	—	(7)
Citibank, N.A.	7/27/21	EUR	66	USD	79	—	—
State Street Bank & Trust Co.	7/27/21	USD	97,107	EUR	81,184	792	—
Bank of Montreal	7/27/21	USD	92,875	EUR	78,000	337	—
Citibank, N.A.	7/27/21	USD	90,194	EUR	75,534	582	—
Royal Bank of Canada	7/27/21	USD	6,872	EUR	5,740	62	—
State Street Bank & Trust Co.	7/29/21	USD	5,451	EUR	4,560	41	—
Morgan Stanley Capital Services LLC	7/27/21	USD	119	EUR	100	—	—
BNP Paribas	7/27/21	USD	69	EUR	58	—	—
Deutsche Bank AG	7/29/21	USD	48	EUR	40	—	—
						1,814	(55)
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
America Movil SAB de CV/A3	6/20/23	BARC	6,200	1.000	71	(44)	115	—
Republic of Chile/A1	6/20/26	BOANA	7,823	1.000	162	114	48	—
Republic of Chile/A1	6/20/26	CITNA	20,000	1.000	413	351	62	—
Republic of Chile/A1	6/20/26	CITNA	16,000	1.000	331	265	66	—
Republic of Chile/A1	6/20/26	DBAG	8,000	1.000	165	134	31	—
Republic of Chile/A1	6/20/26	GSI	26,100	1.000	539	348	191	—
Republic of Chile/A1	6/20/26	JPMC	14,855	1.000	307	253	54	—
Republic of Chile/A1	6/20/26	MSCS	10,860	1.000	224	214	10	—
					2,212	1,635	577	—
Credit Protection Purchased
State of Qatar	6/20/22	BOANA	4,080	(1.000)	(37)	10	—	(47)
State of Qatar	6/20/22	CITNA	7,920	(1.000)	(72)	18	—	(90)
					(109)	28	—	(137)
					2,103	1,663	577	(137)
1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BOANA—Bank of America, N.A.
CITNA—Citibank, N.A.
DBAG—Deutsche Bank AG.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At June 30, 2021, the counterparties had deposited in segregated accounts securities with a value of $990,000 and cash of $881,000 in connection with open forward currency contracts and over-the-counter swap contracts.

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date[1]	Notional Amount ($000)	Interest Rate Received[2] (%)	Interest Rate (Paid)[3] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
9/15/23	9/15/21	126,304	0.000	(0.000)	624	257
9/15/24	9/15/21	85,854	0.000	(0.250)	539	394
9/15/25	9/15/21	18,145	0.000	(0.250)	285	105
9/15/26	9/15/21	39,193	0.000	(0.250)	1,051	213
9/15/28	9/15/21	33,321	0.000	(0.500)	1,167	71
					3,666	1,040
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Based on Secured Overnight Financing Rate (SOFR) as of the most recent payment date. Interest payment received/paid annually.
3 Interest payment received/paid annually.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
F. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
At June 30, 2021, counterparties had deposited in segregated accounts cash of $1,816,000 in connection with TBA transactions.
G. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	19,453,039	—	19,453,039
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,082,748	—	3,082,748
Corporate Bonds	—	10,290,183	—	10,290,183
Sovereign Bonds	—	880,456	—	880,456
Taxable Municipal Bonds	—	315,248	—	315,248
Temporary Cash Investments	3,279,266	—	—	3,279,266
Total	3,279,266	34,021,674	—	37,300,940

Derivative Financial Instruments
Assets
Futures Contracts[1]	104	—	—	104
Forward Currency Contracts	—	1,814	—	1,814
Swap Contracts	1,040[1]	577	—	1,617
Total	1,144	2,391	—	3,535
Liabilities
Futures Contracts[1]	4,006	—	—	4,006
Forward Currency Contracts	—	55	—	55
Swap Contracts	—	137	—	137
Total	4,006	192	—	4,198
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.